UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05188

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	03-31-2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

VP Balanced Fund

March 31, 2010

VP Balanced – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares/Principal Amount	Value

COMMON STOCKS ― 60.3%
AEROSPACE & DEFENSE ― 1.2%
Boeing Co. (The)	7,540	$ 547,479
L-3 Communications Holdings, Inc.	1,775	162,643
Northrop Grumman Corp.	2,496	163,663
Raytheon Co.	9,824	561,147
		1,434,932
AIR FREIGHT & LOGISTICS ― 0.6%
C.H. Robinson Worldwide, Inc.	822	45,909
FedEx Corp.	2,119	197,914
United Parcel Service, Inc., Class B	6,843	440,758
		684,581
AIRLINES ― 0.1%
Southwest Airlines Co.	6,174	81,620
AUTO COMPONENTS ― 0.4%
Gentex Corp.	8,253	160,273
TRW Automotive Holdings Corp.(1)	11,472	327,870
		488,143
BEVERAGES ― 0.5%
Coca-Cola Co. (The)	3,444	189,420
Coca-Cola Enterprises, Inc.	16,492	456,169
PepsiCo, Inc.	120	7,939
		653,528
BIOTECHNOLOGY ― 1.4%
Amgen, Inc.(1)	15,045	899,089
Biogen Idec, Inc.(1)	1,584	90,858
Cephalon, Inc.(1)	3,721	252,210
Cubist Pharmaceuticals, Inc.(1)	4,641	104,608
Gilead Sciences, Inc.(1)	8,042	365,750
		1,712,515
CAPITAL MARKETS ― 1.8%
Bank of New York Mellon Corp. (The)	11,851	365,959
BlackRock, Inc.	1,042	226,906
Blackstone Group LP (The)	1,306	18,284
E*TRADE Financial Corp.(1)	13,514	22,298
Federated Investors, Inc., Class B	5,089	134,248
Fortress Investment Group LLC, Class A(1)	6,221	24,822
Goldman Sachs Group, Inc. (The)	5,349	912,700
Investment Technology Group, Inc.(1)	1,372	22,898
Legg Mason, Inc.	934	26,778
Morgan Stanley	16,012	468,991
		2,223,884
CHEMICALS ― 1.6%
Ashland, Inc.	2,294	121,054
Cabot Corp.	3,561	108,254
CF Industries Holdings, Inc.	2,963	270,166
Eastman Chemical Co.	1,233	78,518
Huntsman Corp.	23,516	283,368
Lubrizol Corp.	5,040	462,269
OM Group, Inc.(1)	5,168	175,092

VP Balanced – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares/Principal Amount	Value

Terra Industries, Inc.	5,369	$ 245,686
Valspar Corp.	3,663	107,985
W.R. Grace & Co.(1)	1,625	45,110
		1,897,502
COMMERCIAL BANKS ― 1.9%
Bank of Hawaii Corp.	3,467	155,842
BB&T Corp.	389	12,600
CapitalSource, Inc.	6,270	35,049
Cathay General Bancorp.	1,786	20,807
Fifth Third Bancorp.	2,097	28,498
First Horizon National Corp.(1)	6,913	97,131
Huntington Bancshares, Inc.	24,257	130,260
KeyCorp	7,053	54,661
Marshall & Ilsley Corp.	3,483	28,038
PNC Financial Services Group, Inc.	3,758	224,353
Regions Financial Corp.	4,371	34,312
Synovus Financial Corp.	8,682	28,564
TCF Financial Corp.	1,883	30,015
U.S. Bancorp.	9,729	251,786
Wells Fargo & Co.	33,773	1,051,016
Wilmington Trust Corp.	1,401	23,214
Zions Bancorp.	5,550	121,101
		2,327,247
COMMERCIAL SERVICES & SUPPLIES ― 0.1%
R.R. Donnelley & Sons Co.	4,324	92,318
Waste Management, Inc.	354	12,188
		104,506
COMMUNICATIONS EQUIPMENT ― 2.0%
ADC Telecommunications, Inc.(1)	15,141	110,681
Arris Group, Inc.(1)	8,944	107,417
Cisco Systems, Inc.(1)	44,528	1,159,064
CommScope, Inc.(1)	3,148	88,207
Harris Corp.	1,485	70,523
Plantronics, Inc.	2,941	91,994
Polycom, Inc.(1)	1,787	54,646
QUALCOMM, Inc.	13,616	571,736
Research In Motion Ltd.(1)	1,584	117,137
Tellabs, Inc.	8,244	62,407
		2,433,812
COMPUTERS & PERIPHERALS ― 2.5%
Apple, Inc.(1)	7,032	1,652,028
Diebold, Inc.	2,138	67,903
EMC Corp.(1)	7,543	136,076
Hewlett-Packard Co.	7,185	381,883
Lexmark International, Inc., Class A(1)	2,025	73,062
Seagate Technology(1)	17,875	326,397
Synaptics, Inc.(1)	2,217	61,211
Western Digital Corp.(1)	8,368	326,268
		3,024,828
CONSTRUCTION & ENGINEERING ― 0.4%
EMCOR Group, Inc.(1)	10,970	270,191

VP Balanced – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares/Principal Amount	Value

Shaw Group, Inc. (The)(1)	4,732	$ 162,876
URS Corp.(1)	1,464	72,629
		505,696
CONSUMER FINANCE ― 0.3%
American Express Co.	3,133	129,268
AmeriCredit Corp.(1)	1,282	30,460
Cash America International, Inc.	6,014	237,433
Discover Financial Services	1,459	21,739
		418,900
CONTAINERS & PACKAGING ― 0.3%
Graphic Packaging Holding Co.(1)	25,772	93,037
Rock-Tenn Co., Class A	4,272	194,675
Silgan Holdings, Inc.	330	19,876
Sonoco Products Co.	1,217	37,471
		345,059
DIVERSIFIED CONSUMER SERVICES ― 0.1%
Corinthian Colleges, Inc.(1)	5,493	96,622
DIVERSIFIED FINANCIAL SERVICES ― 2.7%
Bank of America Corp.	83,556	1,491,475
Citigroup, Inc.(1)	47,244	191,338
JPMorgan Chase & Co.	35,011	1,566,742
		3,249,555
DIVERSIFIED TELECOMMUNICATION SERVICES ― 1.3%
AT&T, Inc.	43,921	1,134,919
Verizon Communications, Inc.	14,273	442,748
		1,577,667
ELECTRIC UTILITIES ― 0.4%
Entergy Corp.	1,098	89,322
Exelon Corp.	4,070	178,307
FPL Group, Inc.	5,688	274,901
		542,530
ELECTRICAL EQUIPMENT(2)
Cooper Industries plc	880	42,187
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 1.0%
Anixter International, Inc.(1)	2,013	94,309
Arrow Electronics, Inc.(1)	9,480	285,632
Avnet, Inc.(1)	3,155	94,650
Celestica, Inc.(1)	20,417	223,158
Molex, Inc.	674	14,060
Tech Data Corp.(1)	4,225	177,027
Tyco Electronics Ltd.	11,079	304,451
		1,193,287
ENERGY EQUIPMENT & SERVICES ― 0.8%
Complete Production Services, Inc.(1)	6,834	78,933
Ensco International plc ADR	1,107	49,571
Helix Energy Solutions Group, Inc.(1)	148	1,928
National Oilwell Varco, Inc.	10,005	406,003
Noble Corp.(1)	307	12,839
Oil States International, Inc.(1)	3,618	164,040
Schlumberger Ltd.	3,676	233,279

VP Balanced – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares/Principal Amount	Value

Transocean Ltd.(1)	745	$ 64,353
		1,010,946
FOOD & STAPLES RETAILING ― 1.0%
Safeway, Inc.	13,455	334,491
SUPERVALU, INC.	5,723	95,460
SYSCO Corp.	7,090	209,155
Wal-Mart Stores, Inc.	10,844	602,926
		1,242,032
FOOD PRODUCTS ― 1.4%
ConAgra Foods, Inc.	14,577	365,445
Corn Products International, Inc.	2,043	70,810
Del Monte Foods Co.	12,040	175,784
Dole Food Co., Inc.(1)	7,579	89,811
Fresh Del Monte Produce, Inc.(1)	323	6,541
General Mills, Inc.	20	1,416
Hershey Co. (The)	749	32,065
J.M. Smucker Co. (The)	1,775	106,962
Kraft Foods, Inc., Class A	5,706	172,549
Lancaster Colony Corp.	1,010	59,550
Mead Johnson Nutrition Co.	1,714	89,179
Smithfield Foods, Inc.(1)	5,569	115,501
Tyson Foods, Inc., Class A	20,827	398,837
		1,684,450
GAS UTILITIES ― 0.1%
ONEOK, Inc.	1,476	67,379
UGI Corp.	935	24,815
		92,194
HEALTH CARE EQUIPMENT & SUPPLIES ― 0.7%
Becton, Dickinson & Co.	1,233	97,074
C.R. Bard, Inc.	4,942	428,076
Hospira, Inc.(1)	494	27,985
Medtronic, Inc.	3,732	168,052
STERIS Corp.	4,869	163,891
		885,078
HEALTH CARE PROVIDERS & SERVICES ― 2.2%
Cardinal Health, Inc.	16,180	582,965
Centene Corp.(1)	4,068	97,795
Coventry Health Care, Inc.(1)	14,023	346,648
Henry Schein, Inc.(1)	82	4,830
Humana, Inc.(1)	11,905	556,797
Magellan Health Services, Inc.(1)	2,170	94,352
Medco Health Solutions, Inc.(1)	4,627	298,719
UnitedHealth Group, Inc.	10,152	331,666
WellPoint, Inc.(1)	5,476	352,545
		2,666,317
HOTELS, RESTAURANTS & LEISURE ― 0.5%
McDonald's Corp.	3,829	255,471
Panera Bread Co., Class A(1)	3,643	278,653
Starbucks Corp.(1)	2,831	68,708
		602,832

VP Balanced – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares/Principal Amount	Value

HOUSEHOLD DURABLES ― 0.6%
American Greetings Corp., Class A	4,649	$ 96,885
D.R. Horton, Inc.	7,499	94,488
Harman International Industries, Inc.(1)	3,094	144,737
NVR, Inc.(1)	458	332,737
Ryland Group, Inc.	4,245	95,258
		764,105
HOUSEHOLD PRODUCTS ― 1.4%
Colgate-Palmolive Co.	1,758	149,887
Kimberly-Clark Corp.	5,019	315,595
Procter & Gamble Co. (The)	18,776	1,187,957
		1,653,439
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.9%
Constellation Energy Group, Inc.	19,332	678,747
Mirant Corp.(1)	18,904	205,297
NRG Energy, Inc.(1)	8,278	173,010
		1,057,054
INDUSTRIAL CONGLOMERATES ― 1.1%
3M Co.	5,014	419,020
Carlisle Cos., Inc.	8,692	331,165
General Electric Co.	30,152	548,767
		1,298,952
INSURANCE ― 2.6%
ACE Ltd.	2,263	118,355
Allied World Assurance Co. Holdings Ltd.	4,296	192,676
Allstate Corp. (The)	785	25,363
American Financial Group, Inc.	14,027	399,068
American International Group, Inc.(1)	819	27,961
Aspen Insurance Holdings Ltd.	3,266	94,191
Berkshire Hathaway, Inc., Class B(1)	2,585	210,083
Chubb Corp. (The)	3,807	197,393
CNA Financial Corp.(1)	3,120	83,366
Conseco, Inc.(1)	4,456	27,716
Delphi Financial Group, Inc., Class A	1,361	34,243
Endurance Specialty Holdings Ltd.	5,078	188,648
Genworth Financial, Inc., Class A(1)	1,937	35,525
Hartford Financial Services Group, Inc. (The)	640	18,189
Horace Mann Educators Corp.	2,454	36,957
Loews Corp.	334	12,451
MetLife, Inc.	593	25,701
Old Republic International Corp.	851	10,791
Principal Financial Group, Inc.	1,125	32,861
Protective Life Corp.	1,298	28,543
Prudential Financial, Inc.	12,525	757,762
Reinsurance Group of America, Inc.	602	31,617
Transatlantic Holdings, Inc.	651	34,373
Travelers Cos., Inc. (The)	10,024	540,695
WR Berkley Corp.	149	3,887
		3,168,415
INTERNET & CATALOG RETAIL ― 0.4%
Amazon.com, Inc.(1)	1,841	249,879

VP Balanced – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares/Principal Amount	Value

Netflix, Inc.(1)	3,637	$ 268,192
		518,071
INTERNET SOFTWARE & SERVICES ― 1.1%
AOL, Inc.(1)	6,032	152,489
EarthLink, Inc.	10,802	92,249
Google, Inc., Class A(1)	1,936	1,097,731
		1,342,469
IT SERVICES ― 2.4%
Acxiom Corp.(1)	2,082	37,351
Automatic Data Processing, Inc.	11,700	520,299
Convergys Corp.(1)	22,669	277,922
Global Payments, Inc.	2,694	122,712
International Business Machines Corp.	12,074	1,548,491
NeuStar, Inc., Class A(1)	1,890	47,628
Western Union Co. (The)	19,467	330,160
Wright Express Corp.(1)	1,560	46,987
		2,931,550
LEISURE EQUIPMENT & PRODUCTS ― 0.2%
Polaris Industries, Inc.	3,533	180,748
LIFE SCIENCES TOOLS & SERVICES ― 0.5%
Bruker Corp.(1)	15,959	233,799
Millipore Corp.(1)	3,989	421,239
		655,038
MACHINERY ― 1.1%
Briggs & Stratton Corp.	5,164	100,698
Caterpillar, Inc.	1,837	115,455
Cummins, Inc.	3,953	244,888
Graco, Inc.	2,842	90,944
Lincoln Electric Holdings, Inc.	782	42,486
Manitowoc Co., Inc. (The)	5,616	73,008
Mueller Industries, Inc.	3,581	95,935
Oshkosh Corp.(1)	1,719	69,345
Timken Co.	9,799	294,068
WABCO Holdings, Inc.(1)	5,215	156,033
		1,282,860
MEDIA ― 1.3%
CBS Corp., Class B	284	3,959
Comcast Corp., Class A	36,580	688,436
Gannett Co., Inc.	1,889	31,206
Scholastic Corp.	3,028	84,784
Time Warner, Inc.	22,885	715,614
Walt Disney Co. (The)	1,937	67,621
		1,591,620
METALS & MINING ― 0.9%
Commercial Metals Co.	5,482	82,559
Freeport-McMoRan Copper & Gold, Inc.	1,948	162,736
Newmont Mining Corp.	5,415	275,786
Reliance Steel & Aluminum Co.	6,203	305,373
Worthington Industries, Inc.	12,651	218,736
		1,045,190

VP Balanced – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares/Principal Amount	Value

MULTILINE RETAIL ― 0.5%
Big Lots, Inc.(1)	833	$ 30,338
Dillard's, Inc., Class A	5,337	125,953
Dollar Tree, Inc.(1)	2,476	146,629
Family Dollar Stores, Inc.	3,628	132,821
Macy's, Inc.	5,744	125,047
Sears Holdings Corp.(1)	272	29,493
		590,281
MULTI-INDUSTRY ― 0.3%
Financial Select Sector SPDR Fund	20,489	327,209
MULTI-UTILITIES ― 1.2%
DTE Energy Co.	7,259	323,752
Integrys Energy Group, Inc.	13,661	647,258
NiSource, Inc.	4,821	76,172
Public Service Enterprise Group, Inc.	14,081	415,671
		1,462,853
OFFICE ELECTRONICS ― 0.1%
Xerox Corp.	15,282	149,000
OIL, GAS & CONSUMABLE FUELS ― 5.0%
Anadarko Petroleum Corp.	3,404	247,913
Apache Corp.	3,556	360,934
Canadian Natural Resources Ltd.	3,776	279,575
Chevron Corp.	10,913	827,533
Cimarex Energy Co.	2,618	155,457
ConocoPhillips	10,444	534,419
Exxon Mobil Corp.	34,513	2,311,681
Murphy Oil Corp.	4,273	240,100
Occidental Petroleum Corp.	5,783	488,895
Peabody Energy Corp.	4,992	228,134
Tesoro Corp.	303	4,212
World Fuel Services Corp.	11,555	307,825
		5,986,678
PAPER & FOREST PRODUCTS ― 0.1%
International Paper Co.	6,088	149,826
PHARMACEUTICALS ― 3.3%
Abbott Laboratories	9,306	490,240
Eli Lilly & Co.	22,890	829,076
Endo Pharmaceuticals Holdings, Inc.(1)	9,476	224,486
Forest Laboratories, Inc.(1)	11,157	349,884
Johnson & Johnson	24,757	1,614,156
King Pharmaceuticals, Inc.(1)	17,873	210,187
Merck & Co., Inc.	912	34,063
Pfizer, Inc.	9,199	157,763
Valeant Pharmaceuticals International(1)	600	25,746
		3,935,601
PROFESSIONAL SERVICES(2)
Manpower, Inc.	449	25,647
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.7%
Annaly Capital Management, Inc.	2,712	46,592
CBL & Associates Properties, Inc.	2,095	28,702
Duke Realty Corp.	1,205	14,942

VP Balanced – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares/Principal Amount	Value

Public Storage	302	$ 27,781
Simon Property Group, Inc.	678	56,884
SPDR Dow Jones REIT Fund	11,346	609,961
		784,862
ROAD & RAIL ― 0.5%
CSX Corp.	2,587	131,678
Norfolk Southern Corp.	2,371	132,515
Union Pacific Corp.	4,236	310,499
		574,692
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 1.7%
Broadcom Corp., Class A	9,295	308,408
Integrated Device Technology, Inc.(1)	15,067	92,361
Intel Corp.	29,545	657,672
LSI Corp.(1)	25,265	154,622
Marvell Technology Group Ltd.(1)	2,004	40,842
RF Micro Devices, Inc.(1)	21,855	108,838
Skyworks Solutions, Inc.(1)	12,424	193,814
Tessera Technologies, Inc.(1)	2,037	41,310
Texas Instruments, Inc.	14,157	346,422
Xilinx, Inc.	2,767	70,558
		2,014,847
SOFTWARE ― 2.7%
ACI Worldwide, Inc.(1)	1,862	38,376
Cadence Design Systems, Inc.(1)	14,154	94,266
Fair Isaac Corp.	4,013	101,689
Intuit, Inc.(1)	16,481	565,957
Mentor Graphics Corp.(1)	10,318	82,750
Microsoft Corp.	49,177	1,439,411
Oracle Corp.	14,966	384,477
Quest Software, Inc.(1)	2,048	36,434
Sybase, Inc.(1)	5,923	276,130
Symantec Corp.(1)	8,791	148,744
Synopsys, Inc.(1)	4,766	106,615
		3,274,849
SPECIALTY RETAIL ― 1.4%
AutoZone, Inc.(1)	238	41,195
Barnes & Noble, Inc.	4,814	104,079
Gap, Inc. (The)	15,269	352,867
Home Depot, Inc. (The)	504	16,304
PetSmart, Inc.	1,998	63,856
Rent-A-Center, Inc.(1)	4,730	111,865
Ross Stores, Inc.	9,652	516,092
Sherwin-Williams Co. (The)	1,999	135,292
Williams-Sonoma, Inc.	12,182	320,265
		1,661,815
TEXTILES, APPAREL & LUXURY GOODS ― 0.1%
Jones Apparel Group, Inc.	7,337	139,550
THRIFTS & MORTGAGE FINANCE(2)
MGIC Investment Corp.(1)	2,329	25,549
Ocwen Financial Corp.(1)	2,276	25,241
		50,790

VP Balanced – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares/Principal Amount	Value

TOBACCO ― 0.7%
Altria Group, Inc.	3,349	$ 68,722
Philip Morris International, Inc.	15,938	831,326
		900,048
TRADING COMPANIES & DISTRIBUTORS ― 0.1%
WESCO International, Inc.(1)	2,900	100,659
WIRELESS TELECOMMUNICATION SERVICES ― 0.1%
Sprint Nextel Corp.(1)	25,692	97,630
TOTAL COMMON STOCKS
(Cost $59,031,455)		72,938,798
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) ― 12.1%
FHLMC, 7.00%, 11/1/13	$ 30,306	32,437
FHLMC, 6.50%, 6/1/16	57,920	62,599
FHLMC, 6.50%, 6/1/16	58,266	63,068
FHLMC, 4.50%, 1/1/19(4)	511,877	538,755
FHLMC, 6.50%, 1/1/28(4)	18,259	20,123
FHLMC, 6.50%, 6/1/29	12,993	14,341
FHLMC, 8.00%, 7/1/30	15,216	17,560
FHLMC, 5.50%, 12/1/33(4)	521,709	553,671
FHLMC, 5.50%, 1/1/38(4)	254,433	269,146
FHLMC, 6.00%, 8/1/38	228,707	245,637
FHLMC, 6.50%, 7/1/47(4)	36,224	39,230
FNMA, 6.50%, 11/1/11	2,909	3,040
FNMA, 6.00%, 4/1/13	3,273	3,535
FNMA, 6.00%, 4/1/13	5,969	6,447
FNMA, 6.00%, 5/1/13	857	926
FNMA, 6.50%, 6/1/13(4)	879	951
FNMA, 6.50%, 6/1/13(4)	12,404	13,431
FNMA, 6.00%, 7/1/13	3,994	4,314
FNMA, 6.00%, 1/1/14(4)	42,580	45,992
FNMA, 4.50%, 5/1/19(4)	507,801	533,751
FNMA, 6.50%, 1/1/28(4)	6,558	7,174
FNMA, 7.00%, 1/1/28(4)	16,958	19,025
FNMA, 6.50%, 1/1/29(4)	35,936	39,698
FNMA, 7.50%, 7/1/29(4)	52,775	59,769
FNMA, 7.50%, 9/1/30(4)	14,868	16,835
FNMA, 6.50%, 1/1/32(4)	40,540	44,784
FNMA, 5.50%, 6/1/33(4)	351,818	373,207
FNMA, 5.50%, 8/1/33(4)	304,927	323,466
FNMA, 5.00%, 11/1/33(4)	1,334,175	1,383,897
FNMA, 5.50%, 1/1/34(4)	551,082	583,100
FNMA, 4.50%, 9/1/35(4)	1,012,307	1,021,767
FNMA, 5.00%, 2/1/36(4)	1,313,088	1,357,921
FNMA, 5.50%, 1/1/37	2,386,783	2,522,194
FNMA, 5.50%, 2/1/37(4)	363,882	383,958
FNMA, 6.00%, 7/1/37	1,808,600	1,923,926
FNMA, 6.50%, 8/1/37(4)	665,518	717,002
FNMA, 6.50%, 6/1/47(4)	36,218	38,941
FNMA, 6.50%, 8/1/47(4)	85,219	91,625
FNMA, 6.50%, 8/1/47(4)	109,403	117,627

VP Balanced – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares/Principal Amount	Value

FNMA, 6.50%, 9/1/47(4)	$ 13,388	$ 14,394
FNMA, 6.50%, 9/1/47(4)	88,323	94,962
FNMA, 6.50%, 9/1/47(4)	99,991	107,507
FNMA, 6.50%, 9/1/47(4)	253,350	272,395
GNMA, 7.00%, 4/20/26(4)	40,604	45,540
GNMA, 7.50%, 8/15/26(4)	23,590	26,652
GNMA, 7.00%, 2/15/28(4)	10,790	12,119
GNMA, 7.50%, 2/15/28(4)	18,419	20,834
GNMA, 6.50%, 5/15/28	3,074	3,391
GNMA, 6.50%, 5/15/28	3,101	3,421
GNMA, 7.00%, 12/15/28(4)	14,822	16,647
GNMA, 7.00%, 5/15/31(4)	77,668	87,318
GNMA, 5.50%, 11/15/32(4)	344,510	367,267
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $13,840,429)		14,567,317
CORPORATE BONDS ― 10.2%
AEROSPACE & DEFENSE ― 0.4%
Honeywell International, Inc., 5.30%, 3/15/17(4)	57,000	61,127
Honeywell International, Inc., 5.30%, 3/1/18(4)	70,000	74,674
L-3 Communications Corp., 5.875%, 1/15/15(4)	50,000	51,125
L-3 Communications Corp., 5.20%, 10/15/19(4)(5)	30,000	30,206
Lockheed Martin Corp., 5.50%, 11/15/39(4)	70,000	68,544
United Technologies Corp., 6.05%, 6/1/36(4)	134,000	140,982
United Technologies Corp., 5.70%, 4/15/40(4)	50,000	50,749
		477,407
AUTOMOBILES ― 0.1%
Daimler Finance N.A. LLC, 5.875%, 3/15/11(4)	70,000	72,844
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(4)(5)	10,000	10,105
		82,949
BEVERAGES ― 0.3%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12(4)	80,000	82,197
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(5)	70,000	80,518
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18(4)	70,000	80,095
SABMiller plc, 6.20%, 7/1/11(4)(5)	70,000	73,827
		316,637
BIOTECHNOLOGY(2)
Amgen, Inc., 5.75%, 3/15/40(4)	40,000	39,743
CAPITAL MARKETS ― 0.6%
Credit Suisse (New York), 5.00%, 5/15/13(4)	110,000	118,311
Credit Suisse AG, 5.40%, 1/14/20(4)	20,000	20,194
Deutsche Bank AG (London), 3.875%, 8/18/14(4)	50,000	51,136
Goldman Sachs Group, Inc. (The), 6.00%, 5/1/14(4)	40,000	43,839
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(4)	170,000	194,598
Jefferies Group, Inc., 8.50%, 7/15/19(4)	30,000	33,335
Morgan Stanley, 4.20%, 11/20/14(4)	100,000	100,325
Morgan Stanley, 6.625%, 4/1/18(4)	100,000	106,824
Morgan Stanley, 5.625%, 9/23/19(4)	100,000	99,828
		768,390

VP Balanced – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares/Principal Amount	Value

CHEMICALS ― 0.1%
Dow Chemical Co. (The), 8.55%, 5/15/19(4)	$ 40,000	$ 48,469
Rohm & Haas Co., 5.60%, 3/15/13(4)	70,000	74,722
		123,191
COMMERCIAL BANKS ― 0.3%
BB&T Corp., 5.70%, 4/30/14(4)	40,000	43,506
Fifth Third Bancorp., 6.25%, 5/1/13(4)	50,000	53,810
PNC Bank N.A., 6.00%, 12/7/17(4)	80,000	84,968
Wachovia Bank N.A., 4.80%, 11/1/14(4)	110,000	113,334
Wachovia Bank N.A., 4.875%, 2/1/15(4)	32,000	33,217
Wells Fargo & Co., 3.625%, 4/15/15(4)	20,000	19,866
Westpac Banking Corp., 4.875%, 11/19/19(4)	30,000	29,855
		378,556
COMMERCIAL SERVICES & SUPPLIES ― 0.2%
Allied Waste North America, Inc., 6.375%, 4/15/11(4)	50,000	52,188
Corrections Corp. of America, 6.25%, 3/15/13(4)	70,000	71,312
Republic Services, Inc., 5.50%, 9/15/19(4)(5)	60,000	61,562
Waste Management, Inc., 6.125%, 11/30/39(4)	30,000	29,874
		214,936
COMMUNICATIONS EQUIPMENT ― 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39(4)	60,000	61,127
CONSUMER FINANCE ― 0.2%
General Electric Capital Corp., 3.75%, 11/14/14(4)	50,000	50,707
General Electric Capital Corp., 4.375%, 9/21/15(4)	50,000	51,606
General Electric Capital Corp., 5.625%, 9/15/17(4)	140,000	147,586
SLM Corp., 5.375%, 1/15/13(4)	30,000	29,647
		279,546
CONTAINERS & PACKAGING(2)
Ball Corp., 7.125%, 9/1/16(4)	40,000	42,700
DIVERSIFIED FINANCIAL SERVICES ― 0.7%
Arch Western Finance LLC, 6.75%, 7/1/13(4)	30,000	30,263
Bank of America Corp., 6.50%, 8/1/16(4)	30,000	32,455
Bank of America Corp., 7.625%, 6/1/19(4)	40,000	45,832
Bank of America N.A., 5.30%, 3/15/17(4)	124,000	122,853
Citigroup, Inc., 5.50%, 4/11/13(4)	130,000	136,696
Citigroup, Inc., 6.01%, 1/15/15(4)	20,000	21,031
Citigroup, Inc., 6.125%, 5/15/18(4)	90,000	92,107
Citigroup, Inc., 8.50%, 5/22/19(4)	30,000	35,073
JPMorgan Chase & Co., 4.65%, 6/1/14(4)	90,000	95,189
JPMorgan Chase & Co., 6.00%, 1/15/18(4)	180,000	195,707
		807,206
DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.8%
Alltel Corp., 7.875%, 7/1/32(4)	30,000	36,048
AT&T, Inc., 6.80%, 5/15/36(4)	110,000	116,669
AT&T, Inc., 6.55%, 2/15/39(4)	120,000	126,568
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(4)	100,000	124,966
CenturyTel, Inc., 7.60%, 9/15/39(4)	30,000	29,002
Embarq Corp., 7.08%, 6/1/16(4)	65,000	70,876
Qwest Corp., 7.875%, 9/1/11(4)	30,000	31,950
Qwest Corp., 7.50%, 10/1/14(4)	60,000	65,850

VP Balanced – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares/Principal Amount	Value

Sprint Capital Corp., 7.625%, 1/30/11(4)	$ 50,000	$ 51,688
Telecom Italia Capital SA, 6.18%, 6/18/14(4)	90,000	96,283
Telefonica Emisiones SAU, 5.88%, 7/15/19(4)	100,000	107,296
Verizon Communications, Inc., 6.40%, 2/15/38(4)	20,000	20,819
Windstream Corp., 7.875%, 11/1/17(4)	50,000	49,500
		927,515
ELECTRIC UTILITIES ― 0.3%
Carolina Power & Light Co., 5.15%, 4/1/15(4)	37,000	40,235
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(4)	18,000	18,834
Duke Energy Corp., 3.95%, 9/15/14(4)	40,000	41,254
EDF SA, 4.60%, 1/27/20(4)(5)	50,000	49,383
Exelon Generation Co. LLC, 5.20%, 10/1/19(4)	40,000	40,484
FirstEnergy Solutions Corp., 6.05%, 8/15/21(4)	80,000	80,266
Florida Power Corp., 6.35%, 9/15/37(4)	70,000	75,841
Southern California Edison Co., 5.625%, 2/1/36(4)	22,000	21,948
		368,245
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16(4)	70,000	74,025
ENERGY EQUIPMENT & SERVICES ― 0.1%
Pride International, Inc., 8.50%, 6/15/19(4)	30,000	34,050
Weatherford International Ltd., 9.625%, 3/1/19(4)	70,000	88,716
		122,766
FOOD & STAPLES RETAILING ― 0.3%
CVS Caremark Corp., 6.60%, 3/15/19(4)	100,000	111,994
SYSCO Corp., 4.20%, 2/12/13(4)	30,000	31,816
Wal-Mart Stores, Inc., 5.875%, 4/5/27(4)	138,000	146,578
Wal-Mart Stores, Inc., 6.20%, 4/15/38(4)	60,000	64,836
Wal-Mart Stores, Inc., 5.625%, 4/1/40(6)	40,000	40,000
		395,224
FOOD PRODUCTS ― 0.2%
General Mills, Inc., 5.65%, 9/10/12(4)	30,000	32,721
Kellogg Co., 4.45%, 5/30/16(4)	50,000	53,147
Kraft Foods, Inc., 6.00%, 2/11/13(4)	20,000	21,966
Kraft Foods, Inc., 6.50%, 2/9/40(4)	70,000	72,783
Mead Johnson Nutrition Co., 3.50%, 11/1/14(4)(5)	30,000	29,768
		210,385
HEALTH CARE EQUIPMENT & SUPPLIES(2)
Baxter International, Inc., 5.90%, 9/1/16(4)	40,000	45,304
HEALTH CARE PROVIDERS & SERVICES ― 0.2%
Express Scripts, Inc., 5.25%, 6/15/12(4)	60,000	64,008
Express Scripts, Inc., 7.25%, 6/15/19(4)	90,000	104,372
Medco Health Solutions, Inc., 7.25%, 8/15/13(4)	60,000	67,890
Quest Diagnostics, Inc., 4.75%, 1/30/20(4)	30,000	29,406
		265,676
HOTELS, RESTAURANTS & LEISURE ― 0.2%
McDonald's Corp., 5.35%, 3/1/18(4)	50,000	54,307
McDonald's Corp., 6.30%, 10/15/37(4)	70,000	76,056
Yum! Brands, Inc., 5.30%, 9/15/19(4)	80,000	82,059
		212,422
HOUSEHOLD DURABLES(2)
Toll Brothers Finance Corp., 6.75%, 11/1/19(4)	30,000	30,366

VP Balanced – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares/Principal Amount	Value

HOUSEHOLD PRODUCTS ― 0.1%
Kimberly-Clark Corp., 6.125%, 8/1/17(4)	$ 70,000	$ 78,957
INDUSTRIAL CONGLOMERATES ― 0.1%
General Electric Co., 5.00%, 2/1/13(4)	42,000	45,305
General Electric Co., 5.25%, 12/6/17(4)	70,000	73,520
		118,825
INSURANCE ― 0.3%
Allstate Corp. (The), 7.45%, 5/16/19	40,000	47,019
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(4)	30,000	29,753
Lincoln National Corp., 6.25%, 2/15/20(4)	30,000	31,339
MetLife Global Funding I, 5.125%, 4/10/13(4)(5)	50,000	53,717
MetLife, Inc., 6.75%, 6/1/16(4)	60,000	67,291
New York Life Global Funding, 4.65%, 5/9/13(4)(5)	40,000	42,854
Prudential Financial, Inc., 7.375%, 6/15/19(4)	30,000	34,462
Prudential Financial, Inc., 5.40%, 6/13/35(4)	80,000	71,468
Travelers Cos., Inc. (The), 5.90%, 6/2/19(4)	30,000	32,870
		410,773
INTERNET & CATALOG RETAIL ― 0.1%
Expedia, Inc., 7.46%, 8/15/18(4)	60,000	67,050
MACHINERY(2)
Deere & Co., 5.375%, 10/16/29(4)	60,000	59,999
MEDIA ― 0.9%
CBS Corp., 8.875%, 5/15/19(4)	30,000	36,299
CBS Corp., 5.75%, 4/15/20(6)	30,000	30,186
CBS Corp., 5.50%, 5/15/33(4)	30,000	25,812
Comcast Corp., 5.90%, 3/15/16(4)	44,000	48,121
Comcast Corp., 6.40%, 5/15/38(4)	60,000	61,083
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(4)(5)	100,000	104,713
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 6.375%, 6/15/15(4)	60,000	62,625
News America, Inc., 6.90%, 8/15/39(4)	50,000	54,763
Omnicom Group, Inc., 5.90%, 4/15/16(4)	100,000	108,307
Time Warner Cable, Inc., 5.40%, 7/2/12(4)	60,000	64,444
Time Warner Cable, Inc., 6.75%, 7/1/18(4)	60,000	67,149
Time Warner, Inc., 5.50%, 11/15/11(4)	50,000	53,084
Time Warner, Inc., 4.875%, 3/15/20(4)	50,000	48,947
Time Warner, Inc., 7.625%, 4/15/31(4)	24,000	27,487
Time Warner, Inc., 7.70%, 5/1/32(4)	40,000	46,298
Viacom, Inc., 6.25%, 4/30/16(4)	120,000	132,732
Virgin Media Secured Finance plc, 6.50%, 1/15/18(4)(5)	100,000	100,750
		1,072,800
METALS & MINING ― 0.4%
ArcelorMittal, 9.85%, 6/1/19(4)	90,000	114,573
Barrick Gold Corp., 6.95%, 4/1/19	50,000	57,308
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(4)	50,000	55,700
Newmont Mining Corp., 6.25%, 10/1/39(4)	60,000	60,200
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(4)	70,000	76,994
Teck Resources Ltd., 10.75%, 5/15/19(4)	30,000	36,900
Vale Overseas Ltd., 5.625%, 9/15/19(4)	25,000	25,941
Xstrata Finance Canada Ltd., 5.80%, 11/15/16(4)(5)	58,000	60,590
		488,206

VP Balanced – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares/Principal Amount	Value

MULTILINE RETAIL(2)
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(4)	$ 52,000	$ 54,860
MULTI-UTILITIES ― 0.5%
CenterPoint Energy Resources Corp., 6.125%, 11/1/17(4)	70,000	73,970
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(4)	100,000	97,552
CMS Energy Corp., 8.75%, 6/15/19(4)	40,000	45,364
Pacific Gas & Electric Co., 4.20%, 3/1/11(4)	120,000	123,553
Pacific Gas & Electric Co., 5.80%, 3/1/37	68,000	67,702
Pacific Gas & Electric Co., 6.35%, 2/15/38(4)	60,000	64,163
PG&E Corp., 5.75%, 4/1/14(4)	50,000	54,663
Sempra Energy, 8.90%, 11/15/13(4)	50,000	59,624
Sempra Energy, 6.50%, 6/1/16(4)	30,000	33,555
Sempra Energy, 6.00%, 10/15/39(4)	20,000	19,695
		639,841
OFFICE ELECTRONICS ― 0.1%
Xerox Corp., 5.65%, 5/15/13(4)	20,000	21,464
Xerox Corp., 4.25%, 2/15/15(4)	70,000	70,649
		92,113
OIL, GAS & CONSUMABLE FUELS ― 1.2%
Anadarko Petroleum Corp., 6.45%, 9/15/36(4)	70,000	71,568
Anadarko Petroleum Corp., 6.20%, 3/15/40(4)	20,000	19,744
Cenovus Energy, Inc., 4.50%, 9/15/14(4)(5)	40,000	41,770
ConocoPhillips, 5.75%, 2/1/19(4)	60,000	65,520
ConocoPhillips, 6.50%, 2/1/39(4)	90,000	100,882
El Paso Corp., 7.875%, 6/15/12(4)	30,000	31,933
Enbridge Energy Partners LP, 6.50%, 4/15/18(4)	30,000	33,241
Enterprise Products Operating LLC, 6.30%, 9/15/17(4)	110,000	120,975
EOG Resources, Inc., 5.625%, 6/1/19(4)	40,000	43,007
Hess Corp., 6.00%, 1/15/40(4)	30,000	29,727
Kerr-McGee Corp., 6.95%, 7/1/24(4)	50,000	55,747
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(4)	60,000	67,432
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(4)	40,000	41,253
Magellan Midstream Partners LP, 6.55%, 7/15/19(4)	40,000	44,380
Motiva Enterprises LLC, 5.75%, 1/15/20(4)(5)	60,000	62,926
Nexen, Inc., 5.65%, 5/15/17(4)	40,000	42,202
Nexen, Inc., 6.40%, 5/15/37(4)	140,000	141,578
Petrobras International Finance Co., 5.75%, 1/20/20(4)	30,000	30,885
Petroleos Mexicanos, 6.00%, 3/5/20(4)(5)	40,000	41,200
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19(4)	60,000	73,318
Shell International Finance BV, 6.375%, 12/15/38(4)	60,000	66,301
Shell International Finance BV, 5.50%, 3/25/40(4)	20,000	19,676
Talisman Energy, Inc., 7.75%, 6/1/19(4)	60,000	71,614
Williams Partners LP, 5.25%, 3/15/20(4)(5)	30,000	30,119
XTO Energy, Inc., 6.50%, 12/15/18(4)	40,000	46,244
XTO Energy, Inc., 6.10%, 4/1/36(4)	80,000	87,005
		1,480,247
PAPER & FOREST PRODUCTS ― 0.1%
International Paper Co., 9.375%, 5/15/19(4)	70,000	87,648
International Paper Co., 7.30%, 11/15/39(4)	40,000	42,881
		130,529

VP Balanced – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares/Principal Amount	Value

PHARMACEUTICALS ― 0.4%
Abbott Laboratories, 5.875%, 5/15/16(4)	$ 35,000	$ 39,604
AstraZeneca plc, 5.40%, 9/15/12(4)	55,000	60,097
AstraZeneca plc, 5.90%, 9/15/17(4)	50,000	55,932
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13(4)	50,000	54,234
Novartis Capital Corp., 4.40%, 4/24/20(4)	50,000	50,088
Pfizer, Inc., 7.20%, 3/15/39(4)	50,000	61,186
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(4)	120,000	125,067
Wyeth, 5.95%, 4/1/37(4)	77,000	80,893
		527,101
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.2%
Digital Realty Trust LP, 5.875%, 2/1/20(4)(5)	40,000	39,185
ProLogis, 5.625%, 11/15/16(4)	80,000	77,448
ProLogis, 7.375%, 10/30/19(4)	30,000	30,848
ProLogis, 6.875%, 3/15/20(4)	40,000	39,580
		187,061
REAL ESTATE MANAGEMENT & DEVELOPMENT(2)
AMB Property LP, 6.625%, 12/1/19(4)	40,000	40,784
ROAD & RAIL ― 0.1%
CSX Corp., 7.375%, 2/1/19(4)	40,000	46,689
Union Pacific Corp., 5.75%, 11/15/17(4)	100,000	107,315
		154,004
SOFTWARE ― 0.1%
Intuit, Inc., 5.75%, 3/15/17(4)	75,000	79,340
SPECIALTY RETAIL ― 0.1%
Home Depot, Inc. (The), 5.875%, 12/16/36(4)	20,000	19,473
Staples, Inc., 9.75%, 1/15/14(4)	70,000	84,932
		104,405
TOBACCO ― 0.1%
Altria Group, Inc., 9.25%, 8/6/19(4)	50,000	60,856
WIRELESS TELECOMMUNICATION SERVICES ― 0.2%
America Movil SAB de CV, 5.00%, 10/16/19(4)(5)	100,000	99,506
Rogers Cable, Inc., 6.25%, 6/15/13(4)	55,000	60,651
Rogers Communications, Inc., 6.80%, 8/15/18(4)	40,000	45,576
SBA Telecommunications, Inc., 8.25%, 8/15/19(4)(5)	30,000	32,100
		237,833
TOTAL CORPORATE BONDS
(Cost $11,711,110)		12,329,900
U.S. TREASURY SECURITIES ― 8.8%
U.S. Treasury Bonds, 5.25%, 2/15/29(4)	500,000	544,219
U.S. Treasury Bonds, 6.25%, 5/15/30(4)	190,000	232,602
U.S. Treasury Bonds, 4.75%, 2/15/37(4)	297,000	301,177
U.S. Treasury Bonds, 4.375%, 11/15/39(4)	400,000	378,375
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(4)	1,134,180	1,186,763
U.S. Treasury Notes, 0.875%, 4/30/11(4)	500,000	502,207
U.S. Treasury Notes, 1.875%, 6/15/12(4)	1,000,000	1,016,563
U.S. Treasury Notes, 1.375%, 10/15/12	4,500,000	4,507,033

VP Balanced – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares/Principal Amount	Value

U.S. Treasury Notes, 2.375%, 8/31/14(4)	$ 2,000,000	$ 2,004,844
TOTAL U.S. TREASURY SECURITIES
(Cost $10,589,129)		10,673,783
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 4.7%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 3.9%
FHLB, 1.625%, 3/20/13(4)	1,000,000	999,659
FHLMC, 1.625%, 4/15/13	2,000,000	1,989,858
FNMA, 1.00%, 4/4/12(4)	1,000,000	996,396
FNMA, 5.00%, 2/13/17(4)	600,000	654,062
		4,639,975
GOVERNMENT-BACKED CORPORATE BONDS(7) ― 0.8%
Citigroup Funding, Inc., 1.875%, 11/15/12(4)	500,000	503,943
GMAC, Inc., 1.75%, 10/30/12(4)	500,000	503,208
		1,007,151
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $5,605,565)		5,647,126
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) ― 1.1%
Commercial Mortgage Pass-Through Certificates, Series 2005 F10A, Class A1, VRN, 0.33%, 4/15/10, resets monthly off the 1-month LIBOR plus 0.10% with no caps(4)(5)	12,555	12,179
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.41%, 4/15/10, resets monthly off the 1-month LIBOR plus 0.18% with no caps(4)(5)	187,432	160,673
Greenwich Capital Commercial Funding Corp., Series 2006 FL4A, Class A1, VRN, 0.32%, 4/5/10, resets monthly off the 1-month LIBOR plus 0.09% with no caps(4)(5)	29,336	26,030
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4 SEQ, 4.76%, 7/10/39	100,000	99,331
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4A SEQ, 4.75%, 7/10/39	200,000	202,083
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(4)	271,614	271,733
Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.30%, 4/15/10, resets monthly off the 1-month LIBOR plus 0.07% with no caps(4)(5)	177,141	161,997
Morgan Stanley Capital I, Series 2003 T11, Class A3 SEQ, 4.85%, 6/13/41(4)	115,273	117,413
Wachovia Bank Commercial Mortgage Trust, Series 2006 C23, Class A4, VRN, 5.42%, 4/1/10	222,000	225,298
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $1,311,425)		1,276,737
COLLATERALIZED MORTGAGE OBLIGATIONS(3) ― 0.8%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS ― 0.5%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(4)	190,020	138,856
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35(4)	133,988	127,534
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-16, Class A1, 6.50%, 10/25/37(4)	102,054	87,745
Credit Suisse First Boston Mortgage Securities Corp., Series 2003 AR28, Class 2A1, VRN, 3.13%, 4/1/10(4)	290,541	266,131

VP Balanced – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares/Principal Amount	Value

MASTR Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33(4)	$ 21,868	$ 21,005
		641,271
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS ― 0.3%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(4)	350,000	370,847
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,051,297)		1,012,118
MUNICIPAL SECURITIES ― 0.6%
California GO, (Building Bonds), 7.30%, 10/1/39(4)	110,000	110,773
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(4)	80,000	66,229
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33(4)	40,000	39,358
Municipal Electric Auth. of Georgia Rev., (Building Bonds), 6.64%, 4/1/57(4)	40,000	39,885
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(4)	30,000	35,006
New York GO, (Building Bonds), 5.97%, 3/1/36(4)	60,000	59,761
New York State Dormitory Auth. Rev., (Building Bonds), 5.63%, 3/15/39(4)	50,000	49,324
San Diego County Water Auth. Rev., Series 2010 B, (Building Bonds), 6.14%, 5/1/49(4)	50,000	50,903
Texas GO, (Building Bonds), 5.52%, 4/1/39(4)	90,000	89,832
University of California Rev., (Building Bonds), 5.77%, 5/15/43(4)	60,000	58,095
Utah GO, Series 2009 D, (Building Bonds), 4.55%, 7/1/24(4)	100,000	99,620
TOTAL MUNICIPAL SECURITIES
(Cost $713,505)		698,786
SOVEREIGN GOVERNMENTS & AGENCIES ― 0.2%
BRAZIL — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19(4)	100,000	108,000
CANADA(2)
Hydro Quebec, 8.40%, 1/15/22(4)	44,000	56,694
MEXICO — 0.1%
United Mexican States, 5.95%, 3/19/19(4)	120,000	130,200
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $274,691)		294,894
ASSET-BACKED SECURITIES(2)(3)
CNH Equipment Trust, Series 2007 C, Class A3A SEQ, 5.21%, 12/15/11(4)
(Cost $23,995)	23,995	24,039
TEMPORARY CASH INVESTMENTS ― 0.7%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares
(Cost $841,530)	841,530	841,530
TOTAL INVESTMENT SECURITIES — 99.5%
(Cost $104,994,131)		120,305,028
OTHER ASSETS AND LIABILITIES — 0.5%		578,055
TOTAL NET ASSETS — 100.0%		$120,883,083

VP Balanced – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
10	U.S. Long Bond	June 2010	$1,161,250	$(2,463)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
31	U.S. Treasury 2-Year Notes	June 2010	$6,725,547	$149

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - BUY PROTECTION
$750,000	Pay quarterly a fixed rate equal to 0.12% multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Pfizer, Inc., par value of the proportional notional amount of Pfizer, Inc., 4.65%, 3/1/18. Expires March 2017.	–	$22,456

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GMAC	-	General Motors Acceptance Corporation
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
SPDR	-	Standard & Poor's Depositary Receipts
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.
(3)	Final maturity indicated, unless otherwise noted.
(4)	Security, or a portion thereof, has been segregated for when-issued securities, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $7,980,000.
(5)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $1,405,678, which represented 1.2% of total net assets.

(6)	When-issued security.
(7)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

VP Balanced – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of March 31, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$72,938,798	–	–
U.S. Government Agency Mortgage-Backed Securities	–	$14,567,317	–
Corporate Bonds	–	12,329,900	–
U.S. Treasury Securities	–	10,673,783	–
U.S. Government Agency Securities and Equivalents	–	5,647,126	–
Commercial Mortgage-Backed Securities	–	1,276,737	–
Collateralized Mortgage Obligations	–	1,012,118	–
Municipal Securities	–	698,786	–
Sovereign Governments & Agencies	–	294,894	–
Asset-Backed Securities	–	24,039	–
Temporary Cash Investments	841,530	–	–
Total Value of Investment Securities	$73,780,328	$46,524,700	–
Other Financial Instruments
Futures Contracts	$(2,314)	–	–
Swap Agreements	–	$22,456	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$(2,314)	$22,456	–

VP Balanced – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)

3. Federal Tax Information

As of March 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$107,676,818
Gross tax appreciation of investments	$ 13,561,106
Gross tax depreciation of investments	(932,896)
Net tax appreciation (depreciation) of investments	$ 12,628,210

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Capital Appreciation Fund

March 31, 2010

VP Capital Appreciation – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.4%
AEROSPACE & DEFENSE ― 3.3%
Goodrich Corp.	95,400	$ 6,727,608
Precision Castparts Corp.	25,700	3,256,447
		9,984,055
BIOTECHNOLOGY ― 2.5%
Alexion Pharmaceuticals, Inc.(1)	52,400	2,848,988
Celgene Corp.(1)	38,500	2,385,460
United Therapeutics Corp.(1)	40,900	2,262,997
		7,497,445
BUILDING PRODUCTS ― 0.6%
Lennox International, Inc.	41,700	1,848,144
CAPITAL MARKETS ― 3.0%
Affiliated Managers Group, Inc.(1)	30,600	2,417,400
Jefferies Group, Inc.	109,900	2,601,333
Lazard Ltd., Class A	70,606	2,520,634
Morgan Stanley	48,636	1,424,549
		8,963,916
CHEMICALS ― 2.4%
Albemarle Corp.	39,300	1,675,359
Ecolab, Inc.	62,600	2,751,270
Intrepid Potash, Inc.(1)	34,500	1,046,385
Valspar Corp.	59,400	1,751,112
		7,224,126
COMMERCIAL BANKS ― 0.8%
Comerica, Inc.	60,500	2,301,420
COMMUNICATIONS EQUIPMENT ― 2.9%
F5 Networks, Inc.(1)	98,800	6,077,188
JDS Uniphase Corp.(1)	198,400	2,485,952
		8,563,140
COMPUTERS & PERIPHERALS ― 5.0%
Apple, Inc.(1)	26,943	6,329,719
EMC Corp.(1)	95,900	1,730,036
Lexmark International, Inc., Class A(1)	82,500	2,976,600
Seagate Technology(1)	206,800	3,776,168
		14,812,523
CONSTRUCTION & ENGINEERING ― 0.6%
Chicago Bridge & Iron Co. NV New York Shares(1)	82,600	1,921,276
CONSUMER FINANCE ― 2.6%
AmeriCredit Corp.(1)	175,100	4,160,376
Discover Financial Services	242,441	3,612,371
		7,772,747
ELECTRICAL EQUIPMENT ― 1.3%
Cooper Industries plc	80,800	3,873,552
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 4.3%
Agilent Technologies, Inc.(1)	183,000	6,293,370
Amphenol Corp., Class A	76,600	3,231,754
Dolby Laboratories, Inc., Class A(1)	46,700	2,739,889
Jabil Circuit, Inc.	36,000	582,840
		12,847,853

VP Capital Appreciation – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

ENERGY EQUIPMENT & SERVICES ― 0.8%
Core Laboratories NV	17,300	$ 2,262,840
FOOD & STAPLES RETAILING ― 3.5%
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	21,600	1,452,168
Costco Wholesale Corp.	73,300	4,376,743
Whole Foods Market, Inc.(1)	125,700	4,544,055
		10,372,966
FOOD PRODUCTS ― 0.9%
Mead Johnson Nutrition Co.	49,800	2,591,094
HEALTH CARE EQUIPMENT & SUPPLIES ― 4.3%
Beckman Coulter, Inc.	18,100	1,136,680
C.R. Bard, Inc.	53,800	4,660,156
ev3, Inc.(1)	90,400	1,433,744
Intuitive Surgical, Inc.(1)	6,500	2,262,845
Varian Medical Systems, Inc.(1)	61,800	3,419,394
		12,912,819
HEALTH CARE PROVIDERS & SERVICES ― 2.9%
Express Scripts, Inc.(1)	47,000	4,782,720
Medco Health Solutions, Inc.(1)	60,400	3,899,424
		8,682,144
HEALTH CARE TECHNOLOGY ― 1.5%
athenahealth, Inc.(1)	32,900	1,202,824
SXC Health Solutions Corp.(1)	47,961	3,226,816
		4,429,640
HOTELS, RESTAURANTS & LEISURE ― 3.5%
Ctrip.com International Ltd. ADR(1)	128,338	5,030,849
Royal Caribbean Cruises Ltd.(1)	106,400	3,510,136
Starwood Hotels & Resorts Worldwide, Inc.	40,400	1,884,256
		10,425,241
HOUSEHOLD DURABLES ― 2.5%
Harman International Industries, Inc.(1)	74,065	3,464,761
Stanley Black & Decker, Inc.	41,900	2,405,479
Whirlpool Corp.	16,500	1,439,625
		7,309,865
INSURANCE ― 1.1%
Genworth Financial, Inc., Class A(1)	176,244	3,232,315
INTERNET & CATALOG RETAIL ― 3.3%
priceline.com, Inc.(1)	39,030	9,952,650
INTERNET SOFTWARE & SERVICES ― 3.2%
Baidu, Inc. ADR(1)	2,500	1,492,500
Equinix, Inc.(1)	32,800	3,192,752
Tencent Holdings Ltd.	141,200	2,833,366
WebMD Health Corp.(1)	43,300	2,008,254
		9,526,872
IT SERVICES ― 2.8%
Cognizant Technology Solutions Corp., Class A(1)	91,700	4,674,866
Global Payments, Inc.	28,900	1,316,395
MasterCard, Inc., Class A	9,500	2,413,000
		8,404,261
LIFE SCIENCES TOOLS & SERVICES ― 1.3%
Life Technologies Corp.(1)	75,200	3,930,704

VP Capital Appreciation – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

MACHINERY ― 2.3%
Bucyrus International, Inc.	43,300	$ 2,857,367
Cummins, Inc.	42,700	2,645,265
Flowserve Corp.	12,815	1,413,110
		6,915,742
MEDIA ― 0.5%
Imax Corp.(1)	84,800	1,525,552
METALS & MINING ― 2.6%
AK Steel Holding Corp.	101,200	2,313,432
Cliffs Natural Resources, Inc.	41,800	2,965,710
United States Steel Corp.	36,600	2,324,832
		7,603,974
MULTILINE RETAIL ― 1.7%
Nordstrom, Inc.	126,200	5,155,270
MULTI-INDUSTRY ― 0.5%
Financial Select Sector SPDR Fund	93,400	1,491,598
OIL, GAS & CONSUMABLE FUELS ― 3.9%
Alpha Natural Resources, Inc.(1)	52,400	2,614,236
Brigham Exploration Co.(1)	81,903	1,306,353
Concho Resources, Inc.(1)	32,900	1,656,844
Petrohawk Energy Corp.(1)	126,846	2,572,437
Pioneer Natural Resources Co.	30,600	1,723,392
Range Resources Corp.	36,000	1,687,320
		11,560,582
PHARMACEUTICALS ― 1.3%
Shire plc ADR	57,800	3,812,488
REAL ESTATE MANAGEMENT & DEVELOPMENT ― 1.2%
CB Richard Ellis Group, Inc., Class A(1)	223,400	3,540,890
ROAD & RAIL ― 2.3%
J.B. Hunt Transport Services, Inc.	69,100	2,479,308
Kansas City Southern(1)	120,600	4,362,102
		6,841,410
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 5.1%
Analog Devices, Inc.	97,100	2,798,422
ASML Holding NV New York Shares	43,100	1,525,740
Atheros Communications, Inc.(1)	82,700	3,201,317
Cypress Semiconductor Corp.(1)	263,800	3,033,700
Silicon Laboratories, Inc.(1)	20,500	977,235
Veeco Instruments, Inc.(1)	82,900	3,606,150
		15,142,564
SOFTWARE ― 2.6%
Citrix Systems, Inc.(1)	75,800	3,598,226
Parametric Technology Corp.(1)	77,600	1,400,680
Rovi Corp.(1)	50,300	1,867,639
salesforce.com, inc.(1)	12,000	893,400
		7,759,945
SPECIALTY RETAIL ― 6.4%
Chico's FAS, Inc.	276,400	3,985,688
Guess?, Inc.	51,200	2,405,376
J. Crew Group, Inc.(1)	60,500	2,776,950
O'Reilly Automotive, Inc.(1)	126,000	5,255,460

VP Capital Appreciation – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Williams-Sonoma, Inc.	174,400	$ 4,584,976
		19,008,450
TEXTILES, APPAREL & LUXURY GOODS ― 0.5%
Warnaco Group, Inc. (The)(1)	32,696	1,559,926
TRADING COMPANIES & DISTRIBUTORS ― 3.2%
Fastenal Co.	148,200	7,112,118
MSC Industrial Direct Co., Class A	50,470	2,559,838
		9,671,956
WIRELESS TELECOMMUNICATION SERVICES ― 3.4%
Millicom International Cellular SA	16,500	1,470,975
NII Holdings, Inc.(1)	53,900	2,245,474
SBA Communications Corp., Class A(1)	179,474	6,473,627
		10,190,076
TOTAL COMMON STOCKS
(Cost $219,938,125)		293,424,031
TEMPORARY CASH INVESTMENTS — 1.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	80,504	80,504

Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $3,674,506), in a joint trading account at 0.00%, dated 3/31/10, due 4/1/10 (Delivery value $3,600,000)		3,600,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $3,680,504)		3,680,504
TOTAL INVESTMENT SECURITIES — 99.7%
(Cost $223,618,629)		297,104,535
OTHER ASSETS AND LIABILITIES — 0.3%		1,007,126
TOTAL NET ASSETS — 100.0%		$298,111,661

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
SPDR	-	Standard & Poor's Depositary Receipts

(1)	Non-income producing.

VP Capital Appreciation – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of March 31, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$263,799,475	–	–
Foreign Common Stocks	26,791,190	$2,833,366	–
Temporary Cash Investments	80,504	3,600,000	–
Total Value of Investment Securities	$290,671,169	$6,433,366	–

3. Federal Tax Information

As of March 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$224,401,098
Gross tax appreciation of investments	$ 79,972,768
Gross tax depreciation of investments	(269,331)
Net tax appreciation (depreciation) of investments	$ 72,703,437

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Income & Growth Fund

March 31, 2010

VP Income & Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE ― 2.4%
Cubic Corp.	2,772	$ 99,792
General Dynamics Corp.	17,056	1,316,723
Honeywell International, Inc.	12,484	565,151
Lockheed Martin Corp.	4,000	332,880
Northrop Grumman Corp.	50,663	3,321,973
Raytheon Co.	11,237	641,857
		6,278,376
AIR FREIGHT & LOGISTICS ― 0.4%
FedEx Corp.	4,976	464,758
United Parcel Service, Inc., Class B	9,063	583,748
		1,048,506
AUTO COMPONENTS ― 0.2%
Goodyear Tire & Rubber Co. (The)(1)	7,455	94,231
TRW Automotive Holdings Corp.(1)	18,240	521,299
		615,530
AUTOMOBILES ― 0.3%
Ford Motor Co.(1)	53,251	669,365
BEVERAGES ― 0.2%
Coca-Cola Enterprises, Inc.	19,337	534,862
BIOTECHNOLOGY ― 1.8%
Amgen, Inc.(1)	66,609	3,980,554
Biogen Idec, Inc.(1)	3,615	207,356
Cephalon, Inc.(1)	1,532	103,839
Cubist Pharmaceuticals, Inc.(1)	16,100	362,894
Talecris Biotherapeutics Holdings Corp.(1)	12,154	242,108
		4,896,751
CAPITAL MARKETS ― 2.0%
American Capital Ltd.(1)	6,492	32,979
Apollo Investment Corp.	20,240	257,655
Bank of New York Mellon Corp. (The)	30,967	956,261
BlackRock, Inc.	1,659	361,264
Blackstone Group LP (The)	6,912	96,768
E*TRADE Financial Corp.(1)	46,246	76,306
Federated Investors, Inc., Class B	2,567	67,718
Goldman Sachs Group, Inc. (The)	11,688	1,994,323
Investment Technology Group, Inc.(1)	3,132	52,273
Janus Capital Group, Inc.	9,293	132,797
Legg Mason, Inc.	2,694	77,237
Morgan Stanley	15,376	450,363
TD Ameritrade Holding Corp.(1)	39,883	760,170
		5,316,114
CHEMICALS ― 2.6%
Ashland, Inc.	42,231	2,228,530
Cabot Corp.	9,347	284,149
CF Industries Holdings, Inc.	5,838	532,309
Cytec Industries, Inc.	2,584	120,776
E.I. du Pont de Nemours & Co.	60,175	2,240,917
Huntsman Corp.	25,926	312,408

VP Income & Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Minerals Technologies, Inc.	4,185	$ 216,951
OM Group, Inc.(1)	21,497	728,318
Valspar Corp.	11,719	345,476
		7,009,834
COMMERCIAL BANKS ― 3.4%
BB&T Corp.	2,871	92,992
Canadian Imperial Bank of Commerce	11,990	875,270
CapitalSource, Inc.	51,637	288,651
Cathay General Bancorp.	6,151	71,659
Fifth Third Bancorp.	27,729	376,837
First Horizon National Corp.(1)	8,981	126,176
Huntington Bancshares, Inc.	32,136	172,570
Marshall & Ilsley Corp.	13,178	106,083
PNC Financial Services Group, Inc.	3,205	191,339
Regions Financial Corp.	15,666	122,978
Royal Bank of Canada	7,219	421,229
SunTrust Banks, Inc.	3,407	91,274
Synovus Financial Corp.	32,073	105,520
TCF Financial Corp.	3,564	56,810
Toronto-Dominion Bank (The)	14,530	1,083,647
U.S. Bancorp.	77,814	2,013,826
Wells Fargo & Co.	87,618	2,726,672
Wilmington Trust Corp.	5,508	91,268
Zions Bancorp.	4,832	105,434
		9,120,235
COMMERCIAL SERVICES & SUPPLIES ― 0.7%
R.R. Donnelley & Sons Co.	85,145	1,817,846
COMMUNICATIONS EQUIPMENT ― 1.2%
ADC Telecommunications, Inc.(1)	40,788	298,160
Arris Group, Inc.(1)	31,399	377,102
Cisco Systems, Inc.(1)	73,070	1,902,012
CommScope, Inc.(1)	11,216	314,273
Motorola, Inc.(1)	11,603	81,453
QUALCOMM, Inc.	4,515	189,585
		3,162,585
COMPUTERS & PERIPHERALS ― 4.5%
Apple, Inc.(1)	16,719	3,927,795
Diebold, Inc.	3,475	110,366
EMC Corp.(1)	35,810	646,012
Hewlett-Packard Co.	81,977	4,357,078
Lexmark International, Inc., Class A(1)	5,107	184,261
Seagate Technology(1)	19,578	357,494
Synaptics, Inc.(1)	3,599	99,368
Western Digital Corp.(1)	60,067	2,342,012
		12,024,386
CONSTRUCTION & ENGINEERING ― 1.1%
EMCOR Group, Inc.(1)	83,385	2,053,773
Shaw Group, Inc. (The)(1)	28,939	996,080
		3,049,853
CONSUMER FINANCE ― 0.5%
American Express Co.	16,821	694,034
AmeriCredit Corp.(1)	14,397	342,073

VP Income & Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Cash America International, Inc.	2,735	$ 107,978
Discover Financial Services	6,037	89,951
		1,234,036
CONTAINERS & PACKAGING ― 0.2%
Graphic Packaging Holding Co.(1)	98,171	354,397
Rock-Tenn Co., Class A	4,522	206,068
Temple-Inland, Inc.	4,479	91,506
		651,971
DIVERSIFIED CONSUMER SERVICES ― 0.1%
Apollo Group, Inc., Class A(1)	899	55,100
Corinthian Colleges, Inc.(1)	9,789	172,188
		227,288
DIVERSIFIED FINANCIAL SERVICES ― 4.3%
Bank of America Corp.	246,560	4,401,096
Citigroup, Inc.(1)	205,991	834,263
CME Group, Inc.	2,297	726,105
JPMorgan Chase & Co.	122,088	5,463,438
		11,424,902
DIVERSIFIED TELECOMMUNICATION SERVICES ― 3.6%
AT&T, Inc.	192,731	4,980,169
Qwest Communications International, Inc.	130,026	678,736
Verizon Communications, Inc.	130,462	4,046,931
		9,705,836
ELECTRIC UTILITIES ― 1.6%
Edison International	27,967	955,632
Entergy Corp.	3,369	274,068
Exelon Corp.	18,592	814,516
FPL Group, Inc.	47,105	2,276,585
		4,320,801
ELECTRICAL EQUIPMENT ― 0.8%
Acuity Brands, Inc.	496	20,936
Brady Corp., Class A	12,736	396,344
Emerson Electric Co.	27,402	1,379,417
General Cable Corp.(1)	3,674	99,198
Rockwell Automation, Inc.	2,018	113,735
		2,009,630
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 1.6%
Anixter International, Inc.(1)	7,672	359,433
Arrow Electronics, Inc.(1)	29,921	901,520
Avnet, Inc.(1)	16,812	504,360
Celestica, Inc.(1)	166,923	1,824,468
SYNNEX Corp.(1)	2,911	86,049
Tech Data Corp.(1)	14,602	611,824
		4,287,654
ENERGY EQUIPMENT & SERVICES ― 0.4%
Complete Production Services, Inc.(1)	24,368	281,450
Ensco International plc ADR	4,963	222,243
National Oilwell Varco, Inc.	12,957	525,795
Willbros Group, Inc.(1)	4,262	51,187
		1,080,675
FOOD & STAPLES RETAILING ― 1.5%
SUPERVALU, INC.	86,887	1,449,275

VP Income & Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Wal-Mart Stores, Inc.	47,365	$ 2,633,494
		4,082,769
FOOD PRODUCTS ― 2.0%
ConAgra Foods, Inc.	2,232	55,956
Del Monte Foods Co.	76,136	1,111,586
Dole Food Co., Inc.(1)	27,167	321,929
Fresh Del Monte Produce, Inc.(1)	1,409	28,532
General Mills, Inc.	20,326	1,438,878
Kraft Foods, Inc., Class A	27,937	844,815
Sara Lee Corp.	8,556	119,185
Smithfield Foods, Inc.(1)	13,914	288,576
Tyson Foods, Inc., Class A	63,689	1,219,644
		5,429,101
GAS UTILITIES(2)
UGI Corp.	2,654	70,437
HEALTH CARE EQUIPMENT & SUPPLIES ― 1.3%
Becton, Dickinson & Co.	30,170	2,375,284
Boston Scientific Corp.(1)	51,836	374,256
Hill-Rom Holdings, Inc.	24,792	674,590
		3,424,130
HEALTH CARE PROVIDERS & SERVICES ― 2.0%
Cardinal Health, Inc.	2,614	94,182
Centene Corp.(1)	11,271	270,955
Coventry Health Care, Inc.(1)	80,986	2,001,974
Humana, Inc.(1)	15,478	723,906
WellPoint, Inc.(1)	35,695	2,298,044
		5,389,061
HOTELS, RESTAURANTS & LEISURE ― 1.3%
McDonald's Corp.	32,146	2,144,781
Panera Bread Co., Class A(1)	693	53,008
Wyndham Worldwide Corp.	47,440	1,220,631
		3,418,420
HOUSEHOLD DURABLES ― 0.9%
American Greetings Corp., Class A	17,040	355,114
Blyth, Inc.	1,549	48,406
D.R. Horton, Inc.	19,041	239,917
Garmin Ltd.	5,767	221,914
KB Home	5,727	95,927
NVR, Inc.(1)	1,446	1,050,519
Ryland Group, Inc.	15,241	342,008
Whirlpool Corp.	1,172	102,257
		2,456,062
HOUSEHOLD PRODUCTS ― 2.7%
Kimberly-Clark Corp.	39,764	2,500,360
Procter & Gamble Co. (The)	72,291	4,573,852
		7,074,212
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 1.0%
Constellation Energy Group, Inc.	70,709	2,482,593
NRG Energy, Inc.(1)	11,674	243,987
		2,726,580
INDUSTRIAL CONGLOMERATES ― 2.1%
3M Co.	8,701	727,142

VP Income & Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Carlisle Cos., Inc.	34,438	$ 1,312,088
General Electric Co.	203,058	3,695,656
		5,734,886
INSURANCE ― 4.5%
ACE Ltd.	32,350	1,691,905
Allied World Assurance Co. Holdings Ltd.	3,074	137,869
Allstate Corp. (The)	2,095	67,690
American Financial Group, Inc.	33,727	959,533
American International Group, Inc.(1)	3,136	107,063
Aspen Insurance Holdings Ltd.	40,599	1,170,875
Axis Capital Holdings Ltd.	14,999	468,869
Berkshire Hathaway, Inc., Class B(1)	9,804	796,771
Conseco, Inc.(1)	18,692	116,264
Delphi Financial Group, Inc., Class A	4,650	116,994
Endurance Specialty Holdings Ltd.	7,788	289,324
Genworth Financial, Inc., Class A(1)	5,524	101,310
Hartford Financial Services Group, Inc. (The)	2,992	85,033
Horace Mann Educators Corp.	9,215	138,778
Loews Corp.	1,388	51,745
MetLife, Inc.	13,725	594,842
Old Republic International Corp.	5,421	68,738
Principal Financial Group, Inc.	43,968	1,284,305
Protective Life Corp.	4,828	106,168
Prudential Financial, Inc.	43,200	2,613,600
Reinsurance Group of America, Inc.	1,720	90,334
Transatlantic Holdings, Inc.	1,940	102,432
Travelers Cos., Inc. (The)	16,214	874,583
WR Berkley Corp.	2,013	52,519
		12,087,544
INTERNET & CATALOG RETAIL ― 0.2%
Netflix, Inc.(1)	6,622	488,306
INTERNET SOFTWARE & SERVICES ― 1.3%
AOL, Inc.(1)	22,442	567,334
EarthLink, Inc.	39,952	341,190
Google, Inc., Class A(1)	4,393	2,490,875
		3,399,399
IT SERVICES ― 5.3%
Accenture plc, Class A	58,416	2,450,551
Acxiom Corp.(1)	8,039	144,220
Automatic Data Processing, Inc.	61,834	2,749,758
Computer Sciences Corp.(1)	24,905	1,357,073
Convergys Corp.(1)	52,553	644,300
International Business Machines Corp.	51,441	6,597,308
Western Union Co. (The)	7,180	121,773
Wright Express Corp.(1)	2,000	60,240
		14,125,223
MACHINERY ― 2.3%
Briggs & Stratton Corp.	11,827	230,627
Caterpillar, Inc.	18,530	1,164,610
Chart Industries, Inc.(1)	2,696	53,920
Cummins, Inc.	5,001	309,812
Eaton Corp.	19,241	1,457,891

VP Income & Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Manitowoc Co., Inc. (The)	10,895	$ 141,635
Mueller Industries, Inc.	10,903	292,091
Oshkosh Corp.(1)	14,432	582,187
Parker-Hannifin Corp.	16,059	1,039,660
Timken Co.	23,041	691,460
Trinity Industries, Inc.	7,469	149,081
		6,112,974
MEDIA ― 2.8%
Comcast Corp., Class A	103,178	1,941,810
Gannett Co., Inc.	64,714	1,069,075
Harte-Hanks, Inc.	8,416	108,230
Scholastic Corp.	11,335	317,380
Time Warner, Inc.	88,174	2,757,201
Walt Disney Co. (The)	34,274	1,196,505
		7,390,201
METALS & MINING ― 0.6%
Commercial Metals Co.	19,669	296,215
Reliance Steel & Aluminum Co.	17,087	841,193
Worthington Industries, Inc.	33,062	571,642
		1,709,050
MULTILINE RETAIL ― 0.8%
Big Lots, Inc.(1)	8,150	296,823
Dillard's, Inc., Class A	18,159	428,552
Dollar Tree, Inc.(1)	3,443	203,895
Family Dollar Stores, Inc.	20,679	757,058
Macy's, Inc.	14,931	325,048
		2,011,376
MULTI-INDUSTRY ― 0.2%
Financial Select Sector SPDR Fund	30,008	479,228
MULTI-UTILITIES ― 1.3%
DTE Energy Co.	29,734	1,326,136
Integrys Energy Group, Inc.	27,942	1,323,892
NiSource, Inc.	13,791	217,898
Public Service Enterprise Group, Inc.	24,415	720,731
		3,588,657
OFFICE ELECTRONICS ― 0.1%
Xerox Corp.	35,432	345,462
OIL, GAS & CONSUMABLE FUELS ― 9.6%
Chevron Corp.	80,258	6,085,964
ConocoPhillips	46,360	2,372,241
Exxon Mobil Corp.	142,141	9,520,604
Hess Corp.	9,705	607,048
Murphy Oil Corp.	33,456	1,879,893
Occidental Petroleum Corp.	49,589	4,192,254
Williams Cos., Inc. (The)	11,797	272,511
World Fuel Services Corp.	26,206	698,128
		25,628,643
PAPER & FOREST PRODUCTS ― 0.3%
Domtar Corp.(1)	3,988	256,867
International Paper Co.	19,760	486,294
		743,161

VP Income & Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

PERSONAL PRODUCTS ― 0.4%
Estee Lauder Cos., Inc. (The), Class A	16,700	$ 1,083,329
PHARMACEUTICALS ― 7.3%
Bristol-Myers Squibb Co.	108,224	2,889,581
Eli Lilly & Co.	97,123	3,517,795
Endo Pharmaceuticals Holdings, Inc.(1)	16,552	392,117
Forest Laboratories, Inc.(1)	10,940	343,078
Johnson & Johnson	106,365	6,934,998
King Pharmaceuticals, Inc.(1)	27,635	324,988
Pfizer, Inc.	298,195	5,114,044
		19,516,601
PROFESSIONAL SERVICES ― 0.1%
Manpower, Inc.	2,997	171,189
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.7%
Annaly Capital Management, Inc.	22,710	390,158
CBL & Associates Properties, Inc.	7,953	108,956
Duke Realty Corp.	6,608	81,939
Equity Residential	1,114	43,613
HRPT Properties Trust	3,329	25,900
Public Storage	6,617	608,698
Redwood Trust, Inc.	1,893	29,190
Simon Property Group, Inc.	7,755	650,644
Vornado Realty Trust	103	7,797
		1,946,895
ROAD & RAIL ― 1.2%
CSX Corp.	20,726	1,054,953
Union Pacific Corp.	29,332	2,150,036
		3,204,989
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 3.6%
Amkor Technology, Inc.(1)	79,030	558,742
Broadcom Corp., Class A	19,847	658,523
Integrated Device Technology, Inc.(1)	56,203	344,524
Intel Corp.	179,234	3,989,749
LSI Corp.(1)	166,238	1,017,377
Maxim Integrated Products, Inc.	14,568	282,474
Micron Technology, Inc.(1)	9,889	102,747
RF Micro Devices, Inc.(1)	76,237	379,660
Texas Instruments, Inc.	52,679	1,289,055
Xilinx, Inc.	40,794	1,040,247
		9,663,098
SOFTWARE ― 3.9%
ACI Worldwide, Inc.(1)	8,666	178,606
Cadence Design Systems, Inc.(1)	55,376	368,804
Electronic Arts, Inc.(1)	3,444	64,265
Fair Isaac Corp.	14,901	377,591
Mentor Graphics Corp.(1)	39,024	312,972
Microsoft Corp.	187,410	5,485,491
Oracle Corp.	69,656	1,789,463
Sybase, Inc.(1)	5,055	235,664
Symantec Corp.(1)	67,042	1,134,351
Synopsys, Inc.(1)	20,918	467,936
		10,415,143

VP Income & Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

SPECIALTY RETAIL ― 2.4%
AnnTaylor Stores Corp.(1)	14,021	$ 290,235
Barnes & Noble, Inc.	19,636	424,530
Gap, Inc. (The)	117,400	2,713,114
Home Depot, Inc. (The)	8,486	274,522
OfficeMax, Inc.(1)	5,311	87,206
Rent-A-Center, Inc., Class A(1)	56,332	1,332,252
Ross Stores, Inc.	23,851	1,275,313
Williams-Sonoma, Inc.	2,603	68,433
		6,465,605
TEXTILES, APPAREL & LUXURY GOODS ― 0.5%
Jones Apparel Group, Inc.	57,285	1,089,561
Timberland Co. (The), Class A(1)	8,736	186,426
		1,275,987
THRIFTS & MORTGAGE FINANCE ― 0.1%
MGIC Investment Corp.(1)	8,172	89,647
Ocwen Financial Corp.(1)	7,668	85,038
		174,685
TOBACCO ― 1.0%
Philip Morris International, Inc.	12,588	656,590
Reynolds American, Inc.	35,704	1,927,302
		2,583,892
TRADING COMPANIES & DISTRIBUTORS ― 0.1%
WESCO International, Inc.(1)	10,671	370,391
WIRELESS TELECOMMUNICATION SERVICES ― 0.2%
Sprint Nextel Corp.(1)	143,188	544,114
TOTAL COMMON STOCKS
(Cost $221,902,476)		265,817,836
TEMPORARY CASH INVESTMENTS — 0.1%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	87,992	87,992
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $102,070), in a joint trading account at 0.00%, dated 3/31/10, due 4/1/10 (Delivery value $100,000)		100,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $187,992)		187,992
TOTAL INVESTMENT SECURITIES — 99.6%
(Cost $222,090,468)		266,005,828
OTHER ASSETS AND LIABILITIES — 0.4%		978,551
TOTAL NET ASSETS — 100.0%		$266,984,379

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
SPDR	-	Standard & Poor's Depositary Receipts

(1)	Non-income producing.
(2)	Industry is less than 0.05% of total net assets.

VP Income & Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of March 31, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$265,817,836	–	–
Temporary Cash Investments	87,992	$100,000	–
Total Value of Investment Securities	$265,905,828	$100,000	–

3. Federal Tax Information

As of March 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$231,200,384
Gross tax appreciation of investments	$ 44,260,654
Gross tax depreciation of investments	(9,455,210)
Net tax appreciation (depreciation) of investments	$ 34,805,444

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP International Fund

March 31, 2010

VP International – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA ― 3.8%
BHP Billiton Ltd.	212,699	$ 8,508,037
Commonwealth Bank of Australia	48,570	2,508,860
Wesfarmers Ltd.	53,135	1,550,048
		12,566,945
BELGIUM ― 1.4%
Anheuser-Busch InBev NV	43,239	2,178,056
KBC Groep NV(1)	50,100	2,426,221
		4,604,277
BRAZIL ― 3.9%
Banco Santander Brasil SA ADR	171,170	2,127,643
BM&FBOVESPA SA	345,200	2,317,704
Itau Unibanco Holding SA Preference Shares	87,440	1,914,648
Petroleo Brasileiro SA-Petrobras ADR	24,260	1,079,327
Vale SA Preference Shares	201,100	5,580,614
		13,019,936
CANADA ― 1.4%
Canadian National Railway Co.	48,640	2,951,971
EnCana Corp.	33,751	1,047,294
Research In Motion Ltd.(1)	11,110	821,584
		4,820,849
CZECH REPUBLIC ― 0.9%
CEZ AS	65,070	3,073,781
DENMARK ― 1.2%
Novo Nordisk A/S B Shares	52,864	4,102,096
FRANCE ― 6.7%
Air Liquide SA	25,240	3,029,955
BNP Paribas	48,715	3,741,213
Cie Generale d'Optique Essilor International SA	21,060	1,344,580
Danone SA	32,744	1,972,466
LVMH Moet Hennessy Louis Vuitton SA	29,050	3,395,517
Pernod-Ricard SA	29,242	2,483,095
Societe Television Francaise 1	91,829	1,703,536
Total SA	58,530	3,397,721
Vallourec SA	7,310	1,474,076
		22,542,159
GERMANY ― 4.9%
Allianz SE	19,160	2,402,297
BASF SE	58,710	3,641,303
Daimler AG	77,550	3,650,814
Fresenius Medical Care AG & Co. KGaA	59,603	3,363,004
HeidelbergCement AG	15,156	845,430
Metro AG	41,140	2,440,447
		16,343,295
HONG KONG ― 1.3%
CNOOC Ltd.	1,021,000	1,680,572

VP International – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Li & Fung Ltd.	530,000	$ 2,607,592
		4,288,164
INDIA ― 1.8%
Housing Development Finance Corp. Ltd.	29,104	1,761,474
Infosys Technologies Ltd.	56,780	3,308,467
Larsen & Toubro Ltd.	22,920	832,589
		5,902,530
INDONESIA ― 0.7%
Bank Mandiri Tbk PT	2,450,000	1,440,464
PT Bank Rakyat Indonesia	1,015,500	920,696
		2,361,160
IRELAND ― 1.0%
Experian plc	189,560	1,865,458
Ryanair Holdings plc ADR(1)	56,949	1,547,304
		3,412,762
ISRAEL ― 0.9%
Teva Pharmaceutical Industries Ltd. ADR	49,070	3,095,336
ITALY ― 2.0%
Saipem SpA	173,719	6,722,252
JAPAN ― 13.6%
Asahi Glass Co. Ltd.	210,000	2,365,280
Canon, Inc.	69,100	3,200,374
Fanuc Ltd.	26,600	2,822,462
FAST RETAILING CO. LTD.	7,700	1,338,379
Honda Motor Co. Ltd.	152,200	5,372,339
HOYA Corp.	73,200	2,011,454
JGC Corp.	67,000	1,195,379
Kubota Corp.	180,000	1,640,389
Mitsubishi Corp.	158,000	4,140,550
Mitsubishi UFJ Financial Group, Inc.	486,200	2,548,273
Nidec Corp.	29,400	3,151,011
Nitori Co. Ltd.	16,800	1,275,858
Nomura ETF - Nikkei 225	24,930	3,002,586
Omron Corp.	64,100	1,487,828
ORIX Corp.	44,180	3,917,555
Rakuten, Inc.	2,603	1,882,156
SOFTBANK CORP.	87,200	2,148,054
Unicharm Corp.	20,600	1,989,710
		45,489,637
LUXEMBOURG ― 0.9%
Millicom International Cellular SA	31,862	2,840,497
MACAU ― 0.3%
Wynn Macau Ltd.(1)	580,428	837,272
MULTI-NATIONAL ― 0.2%
iShares MSCI Emerging Markets Index Fund	16,080	677,290
NETHERLANDS ― 2.1%
ASML Holding NV	102,030	3,646,369
Unilever NV CVA	115,720	3,500,276
		7,146,645
NORWAY ― 1.8%
DnB NOR ASA(1)	211,000	2,410,637

VP International – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

TGS Nopec Geophysical Co. ASA(1)	78,820	$ 1,672,365
Yara International ASA	45,680	1,983,013
		6,066,015
PEOPLE'S REPUBLIC OF CHINA ― 3.3%
Baidu, Inc. ADR(1)	1,910	1,140,270
Ctrip.com International Ltd. ADR(1)	29,490	1,156,008
Industrial & Commercial Bank of China Ltd. H Shares	2,654,000	2,023,593
Mindray Medical International Ltd. ADR	43,370	1,579,535
NetEase.com, Inc. ADR(1)	9,110	323,132
Tencent Holdings Ltd.	99,200	1,990,580
ZTE Corp. H Shares	469,200	2,843,270
		11,056,388
POLAND ― 1.1%
Powszechna Kasa Oszczednosci Bank Polski SA	270,220	3,779,069
RUSSIAN FEDERATION ― 0.4%
Vimpel-Communications ADR	76,560	1,409,470
SINGAPORE ― 0.8%
United Overseas Bank Ltd.	194,000	2,665,342
SOUTH KOREA ― 2.6%
Hyundai Motor Co.	31,718	3,237,818
POSCO	6,000	2,799,947
Samsung Electronics Co. Ltd.	3,680	2,660,515
		8,698,280
SPAIN ― 2.1%
Banco Santander SA	321,011	4,266,363
Telefonica SA	123,000	2,913,920
		7,180,283
SWEDEN ― 4.5%
Alfa Laval AB	173,490	2,554,079
Atlas Copco AB A Shares	265,180	4,113,254
Autoliv, Inc.(1)	22,300	1,149,119
Getinge AB B Shares	72,990	1,749,795
H & M Hennes & Mauritz AB B Shares	37,370	2,427,813
Volvo AB B Shares	321,970	3,239,498
		15,233,558
SWITZERLAND ― 10.2%
ABB Ltd.(1)	154,820	3,381,548
Adecco SA	14,930	847,459
Credit Suisse Group AG	103,080	5,313,352
Kuehne + Nagel International AG	29,290	2,964,001
Nestle SA	91,880	4,705,539
Novartis AG	92,670	5,005,270
Roche Holding AG	21,116	3,424,541
Sonova Holding AG	19,940	2,477,371
Swatch Group AG (The)	11,090	3,536,094
Syngenta AG	8,690	2,413,156
		34,068,331
TAIWAN (REPUBLIC OF CHINA) ― 1.5%
Hon Hai Precision Industry Co. Ltd.	577,000	2,498,189
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	115,876	1,215,539

VP International – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Wistron Corp.	729,994	$ 1,326,301
		5,040,029
TURKEY ― 0.4%
Turkiye Garanti Bankasi AS	309,880	1,449,612
UNITED KINGDOM ― 21.7%
Admiral Group plc	131,274	2,629,550
Antofagasta plc	163,104	2,574,107
ARM Holdings plc	776,920	2,809,500
AstraZeneca plc	44,860	2,000,726
Autonomy Corp. plc(1)	30,693	849,092
Barclays plc	1,169,764	6,395,746
BG Group plc	285,490	4,941,000
BP plc	142,048	1,343,788
British Airways plc(1)	268,380	989,658
British American Tobacco plc	77,743	2,679,802
Carnival plc	74,255	3,048,047
Compass Group plc	449,778	3,590,151
HSBC Holdings plc (Hong Kong)	323,672	3,297,479
Intercontinental Hotels Group plc	119,350	1,869,093
ITV plc(1)	4,039,820	3,724,234
Kingfisher plc	779,849	2,537,254
Lonmin plc(1)	117,900	3,646,252
Next plc	35,530	1,166,759
Prudential plc	97,610	810,974
Reckitt Benckiser Group plc	57,597	3,161,383
Rolls-Royce Group plc(1)	262,284	2,370,185
Schroders plc	40,357	861,668
Smiths Group plc	166,920	2,877,501
Standard Chartered plc	99,545	2,715,295
Tesco plc	633,110	4,183,562
Tullow Oil plc	106,700	2,023,966
Vodafone Group plc	1,250,270	2,883,873
Wolseley plc(1)	35,280	852,315
		72,832,960
TOTAL COMMON STOCKS
(Cost $253,135,977)		333,326,220
TEMPORARY CASH INVESTMENTS — 0.5%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	95,479	95,479
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38,valued at $1,633,114), in a joint trading account at 0.00%, dated 3/31/10, due 4/1/10 (Delivery value $1,600,000)		1,600,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,695,479)		1,695,479
TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $254,831,456)		335,021,699
OTHER ASSETS AND LIABILITIES — 0.1%		266,554
TOTAL NET ASSETS — 100.0%		$335,288,253

VP International – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)

Market Sector Diversification
(as a % of net assets)
Financials	19.9%
Consumer Discretionary	14.8%
Industrials	13.4%
Information Technology	10.5%
Materials	10.5%
Consumer Staples	9.2%
Health Care	8.4%
Energy	7.1%
Telecommunication Services	3.6%
Diversified	1.1%
Utilities	0.9%
Cash and Equivalents*	0.6%

*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
ETF	-	Exchange Traded Fund
MSCI	-	Morgan Stanley Capital International

(1)	Non-income producing.

VP International – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of March 31, 2010:

Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$21,209,348	$312,116,872	–
Temporary Cash Investments	95,479	1,600,000	–
Total Value of Investment Securities	$21,304,827	$313,716,872	–

3. Federal Tax Information

As of March 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$263,308,822
Gross tax appreciation of investments	$72,527,323
Gross tax depreciation of investments	(814,446)
Net tax appreciation (depreciation) of investments	$71,712,877

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Large Company Value Fund

March 31, 2010

VP Large Company Value – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 97.0%
AEROSPACE & DEFENSE ― 2.5%
Honeywell International, Inc.	1,270	$ 57,493
Lockheed Martin Corp.	400	33,288
Northrop Grumman Corp.	1,160	76,061
		166,842
BEVERAGES ― 1.3%
Coca-Cola Co. (The)	1,580	86,900
BIOTECHNOLOGY ― 0.8%
Amgen, Inc.(1)	620	37,051
Gilead Sciences, Inc.(1)	330	15,009
		52,060
CAPITAL MARKETS ― 4.0%
Ameriprise Financial, Inc.	970	43,999
Bank of New York Mellon Corp. (The)	1,940	59,907
Goldman Sachs Group, Inc. (The)	650	110,910
Morgan Stanley	1,730	50,672
		265,488
CHEMICALS ― 2.1%
E.I. du Pont de Nemours & Co.	2,200	81,928
PPG Industries, Inc.	870	56,898
		138,826
COMMERCIAL BANKS ― 4.3%
PNC Financial Services Group, Inc.	832	49,670
U.S. Bancorp.	3,480	90,063
Wells Fargo & Co.	4,650	144,708
		284,441
COMMERCIAL SERVICES & SUPPLIES ― 1.6%
Avery Dennison Corp.	630	22,938
Pitney Bowes, Inc.	1,020	24,939
R.R. Donnelley & Sons Co.	1,300	27,755
Waste Management, Inc.	900	30,987
		106,619
COMMUNICATIONS EQUIPMENT ― 0.7%
Cisco Systems, Inc.(1)	1,870	48,676
COMPUTERS & PERIPHERALS ― 1.2%
Hewlett-Packard Co.	1,480	78,662
CONSTRUCTION & ENGINEERING ― 0.3%
Shaw Group, Inc. (The)(1)	520	17,898
DIVERSIFIED CONSUMER SERVICES ― 0.4%
H&R Block, Inc.	1,370	24,386
DIVERSIFIED FINANCIAL SERVICES ― 7.8%
Bank of America Corp.	12,902	230,301
Citigroup, Inc.(1)	8,850	35,843
JPMorgan Chase & Co.	5,610	251,047
		517,191
DIVERSIFIED TELECOMMUNICATION SERVICES ― 6.1%
AT&T, Inc.	8,950	231,268
CenturyTel, Inc.	690	24,467

VP Large Company Value – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Verizon Communications, Inc.	4,680	$ 145,174
		400,909
ELECTRIC UTILITIES ― 2.2%
Exelon Corp.	1,820	79,734
PPL Corp.	2,260	62,625
		142,359
ENERGY EQUIPMENT & SERVICES ― 1.9%
Baker Hughes, Inc.	610	28,572
Diamond Offshore Drilling, Inc.	170	15,098
National Oilwell Varco, Inc.	1,230	49,914
Transocean Ltd.(1)	330	28,505
		122,089
FOOD & STAPLES RETAILING ― 3.3%
Kroger Co. (The)	2,030	43,970
SYSCO Corp.	1,300	38,350
Walgreen Co.	1,590	58,973
Wal-Mart Stores, Inc.	1,340	74,504
		215,797
FOOD PRODUCTS ― 1.2%
Kraft Foods, Inc., Class A	1,660	50,198
Unilever NV New York Shares	1,010	30,462
		80,660
HEALTH CARE EQUIPMENT & SUPPLIES ― 0.4%
Medtronic, Inc.	610	27,468
HEALTH CARE PROVIDERS & SERVICES ― 1.4%
Aetna, Inc.	940	33,003
Quest Diagnostics, Inc.	330	19,236
WellPoint, Inc.(1)	660	42,491
		94,730
HOTELS, RESTAURANTS & LEISURE ― 0.5%
Darden Restaurants, Inc.	380	16,925
Starbucks Corp.(1)	660	16,018
		32,943
HOUSEHOLD DURABLES ― 0.5%
Newell Rubbermaid, Inc.	2,340	35,568
HOUSEHOLD PRODUCTS ― 0.5%
Clorox Co.	520	33,353
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.2%
NRG Energy, Inc.(1)	750	15,675
INDUSTRIAL CONGLOMERATES ― 4.4%
General Electric Co.	14,180	258,076
Tyco International Ltd.	870	33,277
		291,353
INSURANCE ― 4.7%
Allstate Corp. (The)	1,700	54,927
Chubb Corp. (The)	1,090	56,516
Loews Corp.	920	34,298
Principal Financial Group, Inc.	1,240	36,220
Torchmark Corp.	750	40,133
Travelers Cos., Inc. (The)	1,340	72,280
XL Capital Ltd., Class A	1,050	19,845
		314,219

VP Large Company Value – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

IT SERVICES ― 1.5%
Fiserv, Inc.(1)	480	$ 24,365
International Business Machines Corp.	580	74,385
		98,750
MACHINERY ― 1.3%
Dover Corp.	770	35,997
Ingersoll-Rand plc	1,510	52,654
		88,651
MEDIA ― 4.4%
CBS Corp., Class B	3,000	41,820
Comcast Corp., Class A	3,950	74,339
Time Warner Cable, Inc.	770	41,049
Time Warner, Inc.	2,520	78,800
Viacom, Inc., Class B(1)	1,640	56,383
		292,391
METALS & MINING ― 0.8%
Freeport-McMoRan Copper & Gold, Inc.	60	5,012
Nucor Corp.	1,080	49,011
		54,023
MULTILINE RETAIL ― 0.9%
Kohl's Corp.(1)	610	33,416
Macy's, Inc.	1,140	24,818
		58,234
MULTI-UTILITIES ― 0.7%
PG&E Corp.	1,090	46,238
OFFICE ELECTRONICS ― 0.4%
Xerox Corp.	2,420	23,595
OIL, GAS & CONSUMABLE FUELS ― 15.7%
Apache Corp.	720	73,080
Chevron Corp.	3,030	229,765
ConocoPhillips	3,400	173,978
Devon Energy Corp.	570	36,725
Exxon Mobil Corp.	4,800	321,504
Occidental Petroleum Corp.	940	79,468
Royal Dutch Shell plc, Class A ADR	1,870	108,198
Valero Energy Corp.	1,020	20,094
		1,042,812
PAPER & FOREST PRODUCTS ― 0.4%
International Paper Co.	1,130	27,809
PHARMACEUTICALS ― 8.9%
Abbott Laboratories	1,120	59,002
Eli Lilly & Co.	1,110	40,204
Johnson & Johnson	1,880	122,576
Merck & Co., Inc.	3,580	133,713
Pfizer, Inc.	13,440	230,496
		585,991
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.6%
Simon Property Group, Inc.	450	37,755
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 1.1%
Applied Materials, Inc.	1,620	21,838
Intel Corp.	2,360	52,533
		74,371

VP Large Company Value – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

SOFTWARE ― 2.3%
Activision Blizzard, Inc.	1,840	$ 22,190
Microsoft Corp.	2,560	74,931
Oracle Corp.	2,250	57,803
		154,924
SPECIALTY RETAIL ― 2.3%
Best Buy Co., Inc.	610	25,949
Gap, Inc. (The)	1,010	23,341
Home Depot, Inc. (The)	2,430	78,611
Staples, Inc.	1,120	26,197
		154,098
TEXTILES, APPAREL & LUXURY GOODS ― 0.5%
VF Corp.	430	34,464
TOBACCO ― 0.9%
Altria Group, Inc.	2,180	44,734
Lorillard, Inc.	210	15,800
		60,534
TOTAL COMMON STOCKS
(Cost $6,171,481)		6,429,752
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS — 1.8%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	17,000	17,000

Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $102,070), in a joint trading account at 0.00%, dated 3/31/10, due 4/1/10 (Delivery value $100,000)		100,000
TOTAL TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS
(Cost $117,000)		117,000
TEMPORARY CASH INVESTMENTS — 1.1%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares
(Cost $76,184)	76,184	76,184
TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $6,364,665)		6,622,936
OTHER ASSETS AND LIABILITIES — 0.1%		3,610
TOTAL NET ASSETS — 100.0%		$6,626,546

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
2	S&P 500 E-Mini Futures	June 2010	$116,520	$2,909

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

VP Large Company Value – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of March 31, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$6,429,752	–	–
Temporary Cash Investments	93,184	$100,000	–
Total Value of Investment Securities	$6,522,936	$100,000	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$2,909	–	–

3. Federal Tax Information

As of March 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,481,009
Gross tax appreciation of investments	$ 665,616
Gross tax depreciation of investments	(523,689)
Net tax appreciation (depreciation) of investments	$ 141,927

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Mid Cap Value Fund

March 31, 2010

VP Mid Cap Value – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.1%
AEROSPACE & DEFENSE ― 0.7%
Northrop Grumman Corp.	33,453	$ 2,193,513
BEVERAGES ― 0.6%
Coca-Cola Enterprises, Inc.	67,693	1,872,388
CAPITAL MARKETS ― 4.6%
AllianceBernstein Holding LP	19,229	589,561
Ameriprise Financial, Inc.	25,181	1,142,210
Invesco Ltd.	78,080	1,710,733
Northern Trust Corp.	174,326	9,633,255
State Street Corp.	47,640	2,150,469
		15,226,228
CHEMICALS ― 0.8%
Minerals Technologies, Inc.	47,956	2,486,039
COMMERCIAL BANKS ― 2.2%
City National Corp.	16,770	905,077
Comerica, Inc.	105,394	4,009,188
Commerce Bancshares, Inc.	57,702	2,373,860
		7,288,125
COMMERCIAL SERVICES & SUPPLIES ― 5.7%
Cintas Corp.	70,020	1,966,862
IESI-BFC Ltd.	5,292	90,758
Pitney Bowes, Inc.	177,020	4,328,139
Republic Services, Inc.	257,179	7,463,334
Waste Management, Inc.	147,865	5,090,992
		18,940,085
COMMUNICATIONS EQUIPMENT ― 0.6%
Emulex Corp.(1)	160,440	2,130,643
COMPUTERS & PERIPHERALS ― 0.7%
Diebold, Inc.	71,079	2,257,469
CONSTRUCTION MATERIALS ― 0.8%
Vulcan Materials Co.	55,340	2,614,262
CONTAINERS & PACKAGING ― 1.9%
Bemis Co., Inc.	144,567	4,151,964
Sonoco Products Co.	68,800	2,118,352
		6,270,316
DISTRIBUTORS ― 1.1%
Genuine Parts Co.	89,763	3,791,589
DIVERSIFIED ― 1.5%
iShares Russell Midcap Value Index Fund	122,410	4,936,795
DIVERSIFIED TELECOMMUNICATION SERVICES ― 2.6%
BCE, Inc.	41,884	1,230,973
CenturyTel, Inc.	141,816	5,028,795
Consolidated Communications Holdings, Inc.	50,830	963,737
Iowa Telecommunications Services, Inc.	72,749	1,214,908
		8,438,413
ELECTRIC UTILITIES ― 5.2%
American Electric Power Co., Inc.	48,290	1,650,552
Great Plains Energy, Inc.	70,921	1,317,003
IDACORP, Inc.	84,595	2,928,679

VP Mid Cap Value – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Northeast Utilities	121,357	$ 3,354,307
Portland General Electric Co.	154,499	2,983,376
Westar Energy, Inc.	222,309	4,957,491
		17,191,408
ELECTRICAL EQUIPMENT ― 1.9%
Emerson Electric Co.	36,570	1,840,934
Hubbell, Inc., Class B	61,739	3,113,498
Rockwell Automation, Inc.	16,560	933,321
Woodward Governor Co.	16,384	523,960
		6,411,713
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 1.0%
Molex, Inc.	163,931	3,419,601
ENERGY EQUIPMENT & SERVICES ― 0.9%
Baker Hughes, Inc.	44,480	2,083,443
Smith International, Inc.	20,250	867,105
		2,950,548
FOOD PRODUCTS ― 6.2%
Campbell Soup Co.	118,631	4,193,606
ConAgra Foods, Inc.	238,588	5,981,401
H.J. Heinz Co.	121,490	5,541,159
Hershey Co. (The)	34,620	1,482,082
Kraft Foods, Inc., Class A	113,260	3,424,982
		20,623,230
GAS UTILITIES ― 0.9%
Southwest Gas Corp.	94,755	2,835,070
HEALTH CARE EQUIPMENT & SUPPLIES ― 3.1%
Beckman Coulter, Inc.	53,807	3,379,080
Boston Scientific Corp.(1)	235,301	1,698,873
CareFusion Corp.(1)	24,465	646,610
Symmetry Medical, Inc.(1)	194,638	1,954,165
Zimmer Holdings, Inc.(1)	42,419	2,511,205
		10,189,933
HEALTH CARE PROVIDERS & SERVICES ― 1.9%
Cardinal Health, Inc.	13,730	494,692
LifePoint Hospitals, Inc.(1)	84,063	3,091,837
Patterson Cos., Inc.	30,950	960,998
Select Medical Holdings Corp.(1)	221,444	1,868,987
		6,416,514
HOTELS, RESTAURANTS & LEISURE ― 3.1%
CEC Entertainment, Inc.(1)	86,260	3,285,643
Hyatt Hotels Corp., Class A(1)	33,945	1,322,497
International Speedway Corp., Class A	123,454	3,181,410
Speedway Motorsports, Inc.	151,460	2,364,291
		10,153,841
HOUSEHOLD DURABLES ― 1.4%
Fortune Brands, Inc.	74,790	3,628,063
Toll Brothers, Inc.(1)	48,450	1,007,760
		4,635,823
HOUSEHOLD PRODUCTS ― 2.8%
Clorox Co.	12,940	829,972
Kimberly-Clark Corp.	135,817	8,540,173
		9,370,145

VP Mid Cap Value – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

INDUSTRIAL CONGLOMERATES ― 0.7%
Tyco International Ltd.	56,380	$ 2,156,535
INSURANCE ― 13.5%
ACE Ltd.	93,710	4,901,033
Allstate Corp. (The)	101,570	3,281,727
Aon Corp.	211,480	9,032,311
Chubb Corp. (The)	126,278	6,547,514
Hartford Financial Services Group, Inc. (The)	41,348	1,175,110
HCC Insurance Holdings, Inc.	119,066	3,286,222
Marsh & McLennan Cos., Inc.	327,802	8,004,925
Primerica, Inc.(1)	14,492	217,380
Symetra Financial Corp.(1)	118,580	1,562,884
Transatlantic Holdings, Inc.	62,993	3,326,031
Travelers Cos., Inc. (The)	65,060	3,509,336
		44,844,473
IT SERVICES ― 0.6%
Automatic Data Processing, Inc.	47,010	2,090,535
LEISURE EQUIPMENT & PRODUCTS ― 0.3%
Mattel, Inc.	50,610	1,150,871
MACHINERY ― 3.2%
Altra Holdings, Inc.(1)	244,734	3,360,198
Dover Corp.	21,783	1,018,355
Kaydon Corp.	144,686	5,440,194
Robbins & Myers, Inc.	35,850	853,947
		10,672,694
METALS & MINING ― 0.9%
Newmont Mining Corp.	57,801	2,943,805
MULTILINE RETAIL ― 0.8%
Target Corp.	47,170	2,481,142
MULTI-UTILITIES ― 3.9%
PG&E Corp.	105,840	4,489,733
Wisconsin Energy Corp.	117,278	5,794,706
Xcel Energy, Inc.	117,085	2,482,202
		12,766,641
OIL, GAS & CONSUMABLE FUELS ― 8.9%
Apache Corp.	7,878	799,617
Devon Energy Corp.	38,710	2,494,085
EQT Corp.	128,643	5,274,363
Imperial Oil Ltd.	255,660	9,874,998
Inergy LP	17,700	669,060
Murphy Oil Corp.	68,860	3,869,243
Noble Energy, Inc.	33,020	2,410,460
Ultra Petroleum Corp.(1)	32,180	1,500,554
Williams Pipeline Partners LP	30,810	932,003
XTO Energy, Inc.	35,830	1,690,459
		29,514,842
PAPER & FOREST PRODUCTS ― 0.8%
MeadWestvaco Corp.	33,530	856,692

VP Mid Cap Value – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Weyerhaeuser Co.	40,041	$ 1,812,656
		2,669,348
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 3.9%
Annaly Capital Management, Inc.	129,410	2,223,264
Boston Properties, Inc.	23,555	1,776,989
Government Properties Income Trust	97,163	2,527,209
HCP, Inc.	24,410	805,530
Host Hotels & Resorts, Inc.	214,721	3,145,663
Piedmont Office Realty Trust, Inc., Class A	130,068	2,581,850
		13,060,505
ROAD & RAIL ― 0.3%
Heartland Express, Inc.	50,260	829,290
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 2.8%
Applied Materials, Inc.	367,910	4,959,427
KLA-Tencor Corp.	87,080	2,692,513
Verigy Ltd.(1)	156,160	1,745,869
		9,397,809
SOFTWARE ― 1.2%
Cadence Design Systems, Inc.(1)	329,880	2,197,001
SS&C Technologies Holdings, Inc.(1)	12,181	183,689
Synopsys, Inc.(1)	72,340	1,618,246
		3,998,936
SPECIALTY RETAIL ― 3.0%
Lowe's Cos., Inc.	284,430	6,894,583
PetSmart, Inc.	98,710	3,154,772
		10,049,355
THRIFTS & MORTGAGE FINANCE ― 2.1%
Hudson City Bancorp., Inc.	181,230	2,566,217
Northwest Bancshares, Inc.	129,847	1,524,404
People's United Financial, Inc.	187,397	2,930,889
		7,021,510
TOTAL COMMON STOCKS
(Cost $274,363,085)		328,291,982
TEMPORARY CASH INVESTMENTS — 1.0%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	79,712	79,712

Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $3,368,297), in a joint trading account at 0.00%, dated 3/31/10, due 4/1/10 (Delivery value $3,300,000)		3,300,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $3,379,712)		3,379,712
TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $277,742,797)		331,671,694
OTHER ASSETS AND LIABILITIES — (0.1)%		(466,875)
TOTAL NET ASSETS — 100.0%		$331,204,819

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
9,512,051	CAD for USD	4/30/10	$9,365,481	$(22,813)
(Value on Settlement Date $9,342,668)

VP Mid Cap Value – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)

Notes to Schedule of Investments
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

VP Mid Cap Value – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of March 31, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$308,291,816	–	–
Foreign Common Stocks	8,894,195	$11,105,971	–
Temporary Cash Investments	79,712	3,300,000	–
Total Value of Investment Securities	$317,265,723	$14,405,971	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$ (22,813)	–

3. Federal Tax Information

As of March 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$297,401,356
Gross tax appreciation of investments	$ 35,373,968
Gross tax depreciation of investments	(1,103,630)
Net tax appreciation (depreciation) of investments	$ 34,270,338

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Ultra® Fund

March 31, 2010

VP Ultra – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE ― 1.9%
General Dynamics Corp.	62,460	$ 4,821,912
BEVERAGES ― 2.7%
Coca-Cola Co. (The)	98,740	5,430,700
PepsiCo, Inc.	17,890	1,183,602
		6,614,302
BIOTECHNOLOGY ― 4.0%
Alexion Pharmaceuticals, Inc.(1)	32,470	1,765,394
Celgene Corp.(1)	53,910	3,340,264
Gilead Sciences, Inc.(1)	108,280	4,924,574
		10,030,232
CAPITAL MARKETS ― 2.8%
BlackRock, Inc.	5,710	1,243,410
Charles Schwab Corp. (The)	158,410	2,960,683
Goldman Sachs Group, Inc. (The)	15,410	2,629,408
		6,833,501
CHEMICALS ― 4.0%
Monsanto Co.	70,190	5,012,970
Mosaic Co. (The)	39,410	2,394,946
Nalco Holding Co.	73,650	1,791,904
RPM International, Inc.	28,910	616,939
		9,816,759
COMMUNICATIONS EQUIPMENT ― 5.0%
Cisco Systems, Inc.(1)	268,770	6,996,083
QUALCOMM, Inc.	131,700	5,530,083
		12,526,166
COMPUTERS & PERIPHERALS ― 8.4%
Apple, Inc.(1)	46,820	10,999,423
EMC Corp.(1)	176,220	3,179,009
Hewlett-Packard Co.	125,550	6,672,982
		20,851,414
CONSUMER FINANCE ― 0.7%
American Express Co.	41,680	1,719,717
DIVERSIFIED FINANCIAL SERVICES ― 2.4%
CME Group, Inc.	10,610	3,353,927
JPMorgan Chase & Co.	56,780	2,540,905
		5,894,832
ELECTRICAL EQUIPMENT ― 4.6%
ABB Ltd.(1)	73,390	1,602,970
ABB Ltd. ADR(1)	113,930	2,488,231
Cooper Industries plc	58,730	2,815,517
Emerson Electric Co.	92,080	4,635,307
		11,542,025
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.4%
Dolby Laboratories, Inc., Class A(1)	15,940	935,200
ENERGY EQUIPMENT & SERVICES ― 1.8%
Oceaneering International, Inc.(1)	14,270	906,002
Schlumberger Ltd.	54,710	3,471,897
		4,377,899

VP Ultra – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

FOOD & STAPLES RETAILING ― 4.4%
Costco Wholesale Corp.	63,310	$ 3,780,240
Wal-Mart Stores, Inc.	127,010	7,061,756
		10,841,996
FOOD PRODUCTS ― 2.4%
General Mills, Inc.	25,640	1,815,056
Mead Johnson Nutrition Co.	25,380	1,320,521
Nestle SA	54,130	2,772,212
		5,907,789
HEALTH CARE EQUIPMENT & SUPPLIES ― 3.9%
Baxter International, Inc.	56,970	3,315,654
Edwards Lifesciences Corp.(1)	17,280	1,708,646
Intuitive Surgical, Inc.(1)	4,450	1,549,179
NuVasive, Inc.(1)	25,120	1,135,424
Varian Medical Systems, Inc.(1)	36,890	2,041,124
		9,750,027
HEALTH CARE PROVIDERS & SERVICES ― 4.7%
Express Scripts, Inc.(1)	70,720	7,196,467
Medco Health Solutions, Inc.(1)	8,610	555,862
UnitedHealth Group, Inc.	117,740	3,846,566
		11,598,895
HOTELS, RESTAURANTS & LEISURE ― 2.4%
Chipotle Mexican Grill, Inc.(1)	6,540	736,862
Marriott International, Inc., Class A	23,700	747,024
McDonald's Corp.	65,880	4,395,513
		5,879,399
HOUSEHOLD PRODUCTS ― 1.7%
Colgate-Palmolive Co.	49,370	4,209,286
INSURANCE ― 1.5%
MetLife, Inc.	83,380	3,613,689
INTERNET & CATALOG RETAIL ― 2.1%
Amazon.com, Inc.(1)	38,830	5,270,396
INTERNET SOFTWARE & SERVICES ― 5.8%
Baidu, Inc. ADR(1)	4,530	2,704,410
Google, Inc., Class A(1)	17,710	10,041,747
Tencent Holdings Ltd.	85,800	1,721,691
		14,467,848
IT SERVICES ― 3.1%
MasterCard, Inc., Class A	16,730	4,249,420
Visa, Inc., Class A	38,320	3,488,270
		7,737,690
LEISURE EQUIPMENT & PRODUCTS ― 1.0%
Hasbro, Inc.	66,120	2,531,074
LIFE SCIENCES TOOLS & SERVICES ― 0.3%
Thermo Fisher Scientific, Inc.(1)	13,867	713,318
MACHINERY ― 3.6%
Cummins, Inc.	37,000	2,292,150
Donaldson Co., Inc.	28,460	1,284,115
Joy Global, Inc.	51,450	2,912,070
Parker-Hannifin Corp.	37,820	2,448,467
		8,936,802

VP Ultra – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

METALS & MINING ― 0.6%
BHP Billiton Ltd. ADR	19,520	$ 1,567,846
MULTILINE RETAIL ― 1.0%
Kohl's Corp.(1)	45,860	2,512,211
OIL, GAS & CONSUMABLE FUELS ― 2.4%
EOG Resources, Inc.	19,230	1,787,236
Occidental Petroleum Corp.	32,190	2,721,343
Southwestern Energy Co.(1)	33,980	1,383,665
		5,892,244
PHARMACEUTICALS ― 3.6%
Abbott Laboratories	88,590	4,666,921
Teva Pharmaceutical Industries Ltd. ADR	68,090	4,295,117
		8,962,038
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 3.0%
Altera Corp.	106,670	2,593,148
Linear Technology Corp.	101,660	2,874,945
Microchip Technology, Inc.	67,010	1,887,001
		7,355,094
SOFTWARE ― 7.5%
Adobe Systems, Inc.(1)	131,340	4,645,496
Electronic Arts, Inc.(1)	80,480	1,501,757
Microsoft Corp.	228,860	6,698,732
Oracle Corp.	150,530	3,867,116
VMware, Inc., Class A(1)	33,870	1,805,271
		18,518,372
SPECIALTY RETAIL ― 2.3%
Lowe's Cos., Inc.	110,500	2,678,520
TJX Cos., Inc. (The)	72,720	3,092,054
		5,770,574
TEXTILES, APPAREL & LUXURY GOODS ― 1.2%
NIKE, Inc., Class B	40,970	3,011,295
TOBACCO ― 2.0%
Philip Morris International, Inc.	96,180	5,016,749
TRADING COMPANIES & DISTRIBUTORS ― 0.4%
W.W. Grainger, Inc.	9,100	983,892
TOTAL COMMON STOCKS
(Cost $175,306,503)		247,012,483
TEMPORARY CASH INVESTMENTS — 0.4%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	65,829	65,829
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $816,557), in a joint trading account at 0.00%, dated 3/31/10, due 4/1/10 (Delivery value $800,000)		800,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $865,829)		865,829
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $176,172,332)		247,878,312
OTHER ASSETS AND LIABILITIES(2)		53,785
TOTAL NET ASSETS — 100.0%	$247,932,097

VP Ultra – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
2,345,740	CHF for USD	4/30/10	$2,225,067	$(25,194)
(Value on Settlement Date $2,199,873)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
USD	-	United States Dollar

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.

VP Ultra – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of March 31, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$229,860,006	–	–
Foreign Common Stocks	11,055,604	$6,096,873	–
Temporary Cash Investments	65,829	800,000	–
Total Value of Investment Securities	$240,981,439	$6,896,873	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$(25,194)	–

VP Ultra – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)

3. Federal Tax Information

As of March 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$184,445,832
Gross tax appreciation of investments	$ 63,852,639
Gross tax depreciation of investments	(420,159)
Net tax appreciation (depreciation) of investments	$ 63,432,480

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Value Fund

March 31, 2010

VP Value – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.2%
AEROSPACE & DEFENSE ― 0.6%
Boeing Co. (The)	24,810	$ 1,801,454
Northrop Grumman Corp.	85,948	5,635,610
		7,437,064
AIR FREIGHT & LOGISTICS ― 1.4%
United Parcel Service, Inc., Class B	261,579	16,848,303
AIRLINES ― 0.1%
Southwest Airlines Co.	90,977	1,202,716
AUTOMOBILES ― 1.4%
Honda Motor Co. Ltd.	136,700	4,825,222
Toyota Motor Corp.	296,300	11,869,114
		16,694,336
BEVERAGES ― 0.8%
PepsiCo, Inc.	141,775	9,379,834
CAPITAL MARKETS ― 5.5%
AllianceBernstein Holding LP	304,662	9,340,937
Ameriprise Financial, Inc.	99,604	4,518,038
Bank of New York Mellon Corp. (The)	223,185	6,891,953
Goldman Sachs Group, Inc. (The)	61,599	10,510,637
Invesco Ltd.	162,458	3,559,455
Morgan Stanley	237,013	6,942,111
Northern Trust Corp.	247,616	13,683,260
State Street Corp.	191,881	8,661,508
		64,107,899
CHEMICALS ― 1.0%
E.I. du Pont de Nemours & Co.	300,318	11,183,842
COMMERCIAL BANKS ― 2.2%
Commerce Bancshares, Inc.	97,997	4,031,597
PNC Financial Services Group, Inc.	58,259	3,478,062
U.S. Bancorp.	694,782	17,980,958
		25,490,617
COMMERCIAL SERVICES & SUPPLIES ― 2.5%
Avery Dennison Corp.	118,371	4,309,888
Pitney Bowes, Inc.	119,374	2,918,694
Republic Services, Inc.	466,306	13,532,200
Waste Management, Inc.	250,076	8,610,117
		29,370,899
COMMUNICATIONS EQUIPMENT ― 0.4%
Nokia Oyj ADR	77,010	1,196,735
QUALCOMM, Inc.	70,227	2,948,832
		4,145,567
COMPUTERS & PERIPHERALS ― 1.6%
Diebold, Inc.	260,601	8,276,688
Hewlett-Packard Co.	207,797	11,044,410
		19,321,098
CONSTRUCTION MATERIALS ― 0.3%
Vulcan Materials Co.	80,127	3,785,199
CONTAINERS & PACKAGING ― 0.5%
Bemis Co., Inc.	192,391	5,525,470

VP Value – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

DISTRIBUTORS ― 1.3%
Genuine Parts Co.	355,126	$ 15,000,522
DIVERSIFIED FINANCIAL SERVICES ― 4.4%
Bank of America Corp.	629,038	11,228,328
JPMorgan Chase & Co.	837,356	37,471,681
McGraw-Hill Cos., Inc. (The)	96,441	3,438,122
		52,138,131
DIVERSIFIED TELECOMMUNICATION SERVICES ― 4.8%
AT&T, Inc.	1,643,995	42,480,831
BCE, Inc.	117,756	3,460,854
Verizon Communications, Inc.	332,916	10,327,054
		56,268,739
ELECTRIC UTILITIES ― 3.8%
American Electric Power Co., Inc.	176,949	6,048,117
IDACORP, Inc.	337,994	11,701,352
Southern Co.	181,437	6,016,451
Westar Energy, Inc.	922,355	20,568,517
		44,334,437
ELECTRICAL EQUIPMENT ― 1.7%
Emerson Electric Co.	65,914	3,318,111
Hubbell, Inc., Class B	337,828	17,036,666
		20,354,777
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 1.5%
Molex, Inc.	532,185	11,101,379
Tyco Electronics Ltd.	230,961	6,346,808
		17,448,187
ENERGY EQUIPMENT & SERVICES ― 1.0%
Baker Hughes, Inc.	62,266	2,916,539
BJ Services Co.	129,332	2,767,705
Schlumberger Ltd.	98,938	6,278,606
		11,962,850
FOOD & STAPLES RETAILING ― 1.7%
Casey's General Stores, Inc.	64,513	2,025,708
CVS Caremark Corp.	197,516	7,221,185
Wal-Mart Stores, Inc.	203,730	11,327,388
		20,574,281
FOOD PRODUCTS ― 4.6%
Campbell Soup Co.	292,683	10,346,344
ConAgra Foods, Inc.	284,240	7,125,897
H.J. Heinz Co.	201,870	9,207,290
Kraft Foods, Inc., Class A	618,141	18,692,584
Unilever NV CVA	286,961	8,679,941
		54,052,056
HEALTH CARE EQUIPMENT & SUPPLIES ― 2.4%
Beckman Coulter, Inc.	196,056	12,312,317
Boston Scientific Corp.(1)	1,041,059	7,516,446
CareFusion Corp.(1)	29,038	767,474
Zimmer Holdings, Inc.(1)	131,730	7,798,416
		28,394,653
HEALTH CARE PROVIDERS & SERVICES ― 1.6%
Aetna, Inc.	129,329	4,540,741
Cardinal Health, Inc.	48,671	1,753,616

VP Value – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

CIGNA Corp.	49,627	$ 1,815,356
LifePoint Hospitals, Inc.(1)	166,893	6,138,324
UnitedHealth Group, Inc.	132,501	4,328,808
		18,576,845
HOTELS, RESTAURANTS & LEISURE ― 1.7%
Hyatt Hotels Corp., Class A(1)	53,482	2,083,659
International Speedway Corp., Class A	398,357	10,265,660
Speedway Motorsports, Inc.	469,510	7,329,051
		19,678,370
HOUSEHOLD DURABLES ― 0.7%
Toll Brothers, Inc.(1)	188,779	3,926,603
Whirlpool Corp.	45,273	3,950,069
		7,876,672
HOUSEHOLD PRODUCTS ― 2.2%
Kimberly-Clark Corp.	315,812	19,858,258
Procter & Gamble Co. (The)	101,310	6,409,884
		26,268,142
INDUSTRIAL CONGLOMERATES ― 3.4%
3M Co.	45,885	3,834,609
General Electric Co.	2,001,454	36,426,463
		40,261,072
INSURANCE ― 8.3%
Allstate Corp. (The)	265,733	8,585,833
Aon Corp.	173,494	7,409,929
Berkshire Hathaway, Inc., Class A(1)	197	23,994,600
Chubb Corp. (The)	182,043	9,438,929
Marsh & McLennan Cos., Inc.	1,277,523	31,197,112
Transatlantic Holdings, Inc.	96,737	5,107,714
Travelers Cos., Inc. (The)	214,513	11,570,831
		97,304,948
IT SERVICES ― 0.6%
Automatic Data Processing, Inc.	159,991	7,114,800
MEDIA ― 0.4%
Walt Disney Co. (The)	146,477	5,113,512
METALS & MINING ― 0.7%
Barrick Gold Corp.	95,417	3,658,288
Newmont Mining Corp.	93,369	4,755,283
		8,413,571
MULTILINE RETAIL ― 0.7%
Target Corp.	145,795	7,668,817
MULTI-UTILITIES ― 2.4%
PG&E Corp.	156,147	6,623,756
Wisconsin Energy Corp.	292,976	14,475,944
Xcel Energy, Inc.	337,138	7,147,326
		28,247,026
OIL, GAS & CONSUMABLE FUELS ― 16.4%
Apache Corp.	34,648	3,516,772
Chevron Corp.	492,853	37,373,043
ConocoPhillips	195,639	10,010,848
Devon Energy Corp.	214,505	13,820,557
EQT Corp.	307,152	12,593,232
Exxon Mobil Corp.	912,232	61,101,299

VP Value – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Imperial Oil Ltd.	232,847	$ 8,993,834
Total SA	547,455	31,780,276
Valero Energy Corp.	102,810	2,025,357
XTO Energy, Inc.	238,791	11,266,160
		192,481,378
PAPER & FOREST PRODUCTS ― 0.3%
Weyerhaeuser Co.	69,602	3,150,883
PHARMACEUTICALS ― 6.8%
Bristol-Myers Squibb Co.	212,360	5,670,012
Eli Lilly & Co.	278,546	10,088,936
Johnson & Johnson	309,016	20,147,843
Merck & Co., Inc.	331,662	12,387,576
Pfizer, Inc.	1,816,647	31,155,496
		79,449,863
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 1.0%
Boston Properties, Inc.	37,603	2,836,770
Host Hotels & Resorts, Inc.	383,307	5,615,448
Public Storage	31,535	2,900,905
		11,353,123
ROAD & RAIL ― 0.9%
Heartland Express, Inc.	290,326	4,790,379
Union Pacific Corp.	80,423	5,895,006
		10,685,385
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 2.5%
Applied Materials, Inc.	874,285	11,785,362
Intel Corp.	549,887	12,240,484
KLA-Tencor Corp.	92,051	2,846,217
Texas Instruments, Inc.	121,244	2,966,841
		29,838,904
SPECIALTY RETAIL ― 2.5%
Lowe's Cos., Inc.	1,003,908	24,334,730
PetSmart, Inc.	160,908	5,142,620
		29,477,350
THRIFTS & MORTGAGE FINANCE ― 0.6%
Hudson City Bancorp., Inc.	483,323	6,843,854
TOTAL COMMON STOCKS
(Cost $1,065,520,532)		1,164,825,992
TEMPORARY CASH INVESTMENTS — 0.8%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	68,206	68,206
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $9,696,613), in a joint trading account at 0.00%, dated 3/31/10, due 4/1/10 (Delivery value $9,500,000)		9,500,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $9,568,206)		9,568,206
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $1,075,088,738)		1,174,394,198
OTHER ASSETS AND LIABILITIES (2)		(70,465)
TOTAL NET ASSETS — 100.0%		$1,174,323,733

VP Value – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
10,676,316	CAD for USD	4/30/10	$10,511,806	$ (25,605)
25,228,602	EUR for USD	4/30/10	34,075,012	(109,492)
1,170,310,125	JPY for USD	4/30/10	12,519,754	117,765
			$57,106,572	$ (17,332)
(Value on Settlement Date $57,089,240)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1) (2)	Non-income producing. Category is less than 0.05% of total net assets.

VP Value – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of March 31, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$1,084,014,920	–	–
Foreign Common Stocks	11,201,831	$69,609,241	–
Temporary Cash Investments	68,206	9,500,000	–
Total Value of Investment Securities	$1,095,284,957	$79,109,241	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$(17,332)	–

3. Federal Tax Information

As of March 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,148,635,985
Gross tax appreciation of investments	$ 105,311,256
Gross tax depreciation of investments	(79,553,043)
Net tax appreciation (depreciation) of investments	$ 25,758,213

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP VistaSM Fund

March 31, 2010

VP Vista – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.1%
AEROSPACE & DEFENSE ― 4.9%
BE Aerospace, Inc.(1)	13,989	$ 425,965
Goodrich Corp.	7,556	532,849
L-3 Communications Holdings, Inc.	3,711	340,039
Precision Castparts Corp.	2,789	353,394
		1,652,247
AIR FREIGHT & LOGISTICS ― 1.3%
Atlas Air Worldwide Holdings, Inc.(1)	1,730	91,777
FedEx Corp.	3,758	350,997
		442,774
AUTO COMPONENTS ― 1.2%
Autoliv, Inc.(1)	7,646	393,998
BIOTECHNOLOGY ― 1.0%
Alexion Pharmaceuticals, Inc.(1)	6,132	333,397
CAPITAL MARKETS ― 2.5%
Janus Capital Group, Inc.	12,196	174,281
Jefferies Group, Inc.	10,589	250,642
Lazard Ltd., Class A	5,828	208,059
Waddell & Reed Financial, Inc., Class A	5,720	206,149
		839,131
CHEMICALS ― 2.6%
Celanese Corp., Series A	7,829	249,353
CF Industries Holdings, Inc.	1,961	178,804
Mosaic Co. (The)	7,258	441,069
		869,226
COMMERCIAL BANKS ― 1.8%
Comerica, Inc.	8,888	338,099
Fifth Third Bancorp.	18,701	254,147
		592,246
COMMUNICATIONS EQUIPMENT ― 1.4%
F5 Networks, Inc.(1)	7,497	461,140
COMPUTERS & PERIPHERALS ― 3.5%
Lexmark International, Inc., Class A(1)	7,512	271,033
NetApp, Inc.(1)	10,290	335,042
Seagate Technology(1)	18,411	336,185
Western Digital Corp.(1)	6,114	238,385
		1,180,645
CONSTRUCTION & ENGINEERING ― 1.5%
AECOM Technology Corp.(1)	8,957	254,110
Chicago Bridge & Iron Co. NV New York Shares(1)	10,358	240,927
		495,037
CONSUMER FINANCE ― 1.6%
AmeriCredit Corp.(1)	15,411	366,165
Discover Financial Services	12,415	184,984
		551,149
ELECTRICAL EQUIPMENT ― 0.5%
Rockwell Automation, Inc.	3,021	170,264
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 3.3%
Agilent Technologies, Inc.(1)	22,485	773,259

VP Vista – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Jabil Circuit, Inc.	9,456	$ 153,093
Molex, Inc.	8,053	167,985
		1,094,337
ENERGY EQUIPMENT & SERVICES ― 1.8%
Atwood Oceanics, Inc.(1)	4,996	173,011
Cameron International Corp.(1)	5,765	247,088
Core Laboratories NV	1,306	170,825
		590,924
FOOD PRODUCTS ― 1.8%
Green Mountain Coffee Roasters, Inc.(1)	1,726	167,111
H.J. Heinz Co.	5,428	247,571
Mead Johnson Nutrition Co.	3,592	186,892
		601,574
HEALTH CARE EQUIPMENT & SUPPLIES ― 1.8%
Covidien plc	4,918	247,277
Intuitive Surgical, Inc.(1)	492	171,280
Varian Medical Systems, Inc.(1)	3,102	171,634
		590,191
HEALTH CARE PROVIDERS & SERVICES ― 6.1%
AmerisourceBergen Corp.	14,845	429,317
Express Scripts, Inc.(1)	6,975	709,776
Health Management Associates, Inc., Class A(1)	21,045	180,987
Medco Health Solutions, Inc.(1)	10,991	709,579
		2,029,659
HEALTH CARE TECHNOLOGY ― 0.7%
Allscripts-Misys Healthcare Solutions, Inc.(1)	12,818	250,720
HOTELS, RESTAURANTS & LEISURE ― 5.0%
Ctrip.com International Ltd. ADR(1)	7,691	301,487
Las Vegas Sands Corp.(1)	7,665	162,115
Royal Caribbean Cruises Ltd.(1)	12,013	396,309
Starwood Hotels & Resorts Worldwide, Inc.	13,506	629,920
Wynn Resorts Ltd.	2,237	169,631
		1,659,462
HOUSEHOLD DURABLES ― 4.6%
Harman International Industries, Inc.(1)	5,985	279,978
NVR, Inc.(1)	343	249,190
Stanley Black & Decker, Inc.	8,674	497,974
Tempur-Pedic International, Inc.(1)	5,872	177,100
Tupperware Brands Corp.	3,547	171,036
Whirlpool Corp.	1,982	172,930
		1,548,208
HOUSEHOLD PRODUCTS ― 0.5%
Church & Dwight Co., Inc.	2,447	163,827
INSURANCE ― 0.2%
Genworth Financial, Inc., Class A(1)	4,637	85,043
INTERNET & CATALOG RETAIL ― 1.6%
priceline.com, Inc.(1)	2,161	551,055
INTERNET SOFTWARE & SERVICES ― 3.7%
Equinix, Inc.(1)	6,632	645,559
GSI Commerce, Inc.(1)	6,945	192,168
MercadoLibre, Inc.(1)	6,290	303,241

VP Vista – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

WebMD Health Corp.(1)	1,799	$ 83,438
		1,224,406
IT SERVICES ― 1.7%
Cognizant Technology Solutions Corp., Class A(1)	11,223	572,149
LEISURE EQUIPMENT & PRODUCTS ― 0.5%
Mattel, Inc.	7,427	168,890
LIFE SCIENCES TOOLS & SERVICES ― 2.6%
Life Technologies Corp.(1)	12,803	669,213
Waters Corp.(1)	2,846	192,219
		861,432
MACHINERY ― 3.0%
Bucyrus International, Inc.	9,954	656,864
Dover Corp.	3,815	178,351
Kennametal, Inc.	6,454	181,487
		1,016,702
METALS & MINING ― 3.5%
AK Steel Holding Corp.	10,993	251,300
Cliffs Natural Resources, Inc.	5,893	418,109
Freeport-McMoRan Copper & Gold, Inc.	2,019	168,667
Walter Energy, Inc.	3,670	338,631
		1,176,707
MULTILINE RETAIL ― 2.6%
Dollar Tree, Inc.(1)	7,288	431,595
Nordstrom, Inc.	10,970	448,125
		879,720
OIL, GAS & CONSUMABLE FUELS ― 4.7%
Alpha Natural Resources, Inc.(1)	10,448	521,251
Brigham Exploration Co.(1)	14,576	232,487
Concho Resources, Inc.(1)	3,390	170,720
Petrohawk Energy Corp.(1)	8,495	172,279
Whiting Petroleum Corp.(1)	5,947	480,755
		1,577,492
PHARMACEUTICALS ― 1.1%
Shire plc	12,356	272,628
Shire plc ADR	1,350	89,046
		361,674
ROAD & RAIL ― 1.3%
Kansas City Southern(1)	11,730	424,274
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 7.4%
Altera Corp.	10,084	245,142
Analog Devices, Inc.	8,735	251,743
ASML Holding NV New York Shares	7,278	257,641
Atheros Communications, Inc.(1)	7,497	290,209
Cree, Inc.(1)	2,392	167,966
Marvell Technology Group Ltd.(1)	20,628	420,399
NVIDIA Corp.(1)	9,647	167,665
Teradyne, Inc.(1)	23,012	257,044
Veeco Instruments, Inc.(1)	9,569	416,251
		2,474,060
SOFTWARE ― 3.5%
Cerner Corp.(1)	3,890	330,883
Citrix Systems, Inc.(1)	7,054	334,853

VP Vista – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Informatica Corp.(1)	6,439	$ 172,952
Rovi Corp.(1)	4,889	181,529
salesforce.com, inc.(1)	2,243	166,991
		1,187,208
SPECIALTY RETAIL ― 4.5%
Bed Bath & Beyond, Inc.(1)	6,119	267,767
Chico's FAS, Inc.	24,130	347,955
J. Crew Group, Inc.(1)	5,652	259,427
Tiffany & Co.	3,566	169,349
Williams-Sonoma, Inc.	17,930	471,380
		1,515,878
TEXTILES, APPAREL & LUXURY GOODS ― 1.0%
Phillips-Van Heusen Corp.	5,893	338,022
TRADING COMPANIES & DISTRIBUTORS ― 1.0%
W.W. Grainger, Inc.	3,132	338,632
WIRELESS TELECOMMUNICATION SERVICES ― 4.8%
American Tower Corp., Class A(1)	7,899	336,576
NII Holdings, Inc.(1)	4,891	203,759
SBA Communications Corp., Class A(1)	29,165	1,051,982
		1,592,317
TOTAL COMMON STOCKS
(Cost $25,207,296)		32,855,817
TEMPORARY CASH INVESTMENTS — 1.9%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	26,571	26,571

Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $612,418), in a joint trading account at 0.00%, dated 3/31/10, due 4/1/10 (Delivery value $600,000)		600,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $626,571)		626,571
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $25,833,867)		33,482,388
OTHER ASSETS AND LIABILITIES(2)		4,088
TOTAL NET ASSETS — 100.0%		$33,486,476

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
119,989	GBP for USD	4/30/10	$182,063	$(2,399)
(Value on Settlement Date $179,664)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.

VP Vista – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of March 31, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$29,614,103	–	–
Foreign Common Stocks	2,969,086	$272,628	–
Temporary Cash Investments	26,571	600,000	–
Total Value of Investment Securities	$32,609,760	$872,628	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$ (2,399)	–

3. Federal Tax Information

As of March 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$25,933,776
Gross tax appreciation of investments	$ 7,567,733
Gross tax depreciation of investments	(19,121)
Net tax appreciation (depreciation) of investments	$ 7,548,612

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	May 26, 2010

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	May 26, 2010